SUPPLEMENT DATED JANUARY 1, 1997
                                       TO
                          PROSPECTUS DATED MAY 1, 1989

                              THE EQUITY PROTECTOR

       Effective January 1, 1997, WRL Investment Management, Inc. ("WRL Management"), a Florida corporation, will replace Western Reserve Life Assurance Co. of Ohio ("Western Reserve") as the investment adviser for the WRL Series Fund, Inc. (the "Fund"). WRL Management is a wholly-owned subsidiary of Western Reserve. Throughout the Prospectus, wherever Western Reserve is referred to as the Fund's investment adviser, Western Reserve will be replaced with WRL Management.

THE FOLLOWING INFORMATION SUPPLEMENTS INFORMATION PROVIDED ON PAGE 12, SEVENTH PARAGRAPH OF THE PROSPECTUS UNDER THE HEADING "INVESTMENTS OF THE SERIES ACCOUNT
- WRL SERIES FUND":

       WRL Management serves as investment adviser to each Portfolio of the Fund and manages their assets in accordance with policies, programs and guidelines established by the Board of Directors of the Fund.

THE FOLLOWING INFORMATION MODIFIES PAGE 19, UNDER THE HEADING "CHARGES AND DEDUCTIONS - CHARGES AGAINST THE SERIES ACCOUNT" AS FOLLOWS:

     Addition of new sub-heading after the fourth paragraph.

     EXPENSES OF THE FUND

     Deletion of sub-heading "Investment Advisory Fee."

ADDITION OF A NEW PARAGRAPH BEFORE THE HEADING "POLICY RIGHTS" AS FOLLOWS:

       Effective January 1, 1997, the Fund has adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act ("Distribution Plan") and pursuant to the Plan, has entered into a Distribution Agreement with InterSecurities, Inc. ("ISI"), principal underwriter for the Fund.

       Under the Distribution Plan, the Fund, on behalf of the Portfolios, is authorized to pay to various service providers, as direct payment for expenses incurred in connection with the distribution of a Portfolio's shares, amounts equal to actual expenses associated with distributing a Portfolio's shares, up to a maximum rate of 0.15% (fifteen one-hundredths of one percent) on an annualized basis of the average daily net assets. This fee is measured and accrued daily and paid monthly. ISI has determined that it will not seek payment by the Fund of distribution expenses with respect to any Portfolio during the fiscal year ending December 31, 1997. Prior to ISI's seeking reimbursement, Policyowners will be notified in advance.

THE ATTACHED FINANCIALS SUPPLEMENT THE FINANCIAL STATEMENTS INCLUDED IN THE MAY 1, 1996 PROSPECTUS BOOKLET.

WRL SERIES LIFE ACCOUNT
MONEY MARKET SUB-ACCOUNT
(UNAUDITED)

STATEMENT OF ASSETS, LIABILITIES AND EQUITY ACCOUNTS

ASSETS:                                     SEPTEMBER 30, 1996

  Investments at net asset value:
     WRL Series Fund, Inc.:
       Money Market Portfolio
       (14,772,612.310 shares;
       cost $ 14,772,612)....................$    14,772,612

  Accrued transfers from (to) depositor - net         38,350
                                             ---------------

       Total assets..........................     14,810,962
                                             ---------------

LIABILITIES:.................................              0
                                             ---------------

       Total net assets......................$    14,810,962
                                             ===============

EQUITY ACCOUNTS:

  Policyowners' equity:

  Money Market sub-account
       (968,329.525481 units;
       $15.295374 unit value)................$    14,810,962
                                             ---------------

       Total equity..........................$    14,810,962
                                             ===============



STATEMENT OF OPERATIONS
                                             NINE MONTHS ENDED
INVESTMENT INCOME:                          SEPTEMBER 30, 1996

     Dividend income.........................$       426,457
     Capital gain distributions..............              0
                                             ---------------
                                                     426,457

EXPENSES:

     Mortality and expense risk charges......         76,494
                                             ---------------

       Net investment income (loss)..........        349,963
                                             ---------------

Net realized and unrealized gain (loss) on investments:
     Net realized gain (loss) from
       securities transactions...............              0
     Change in unrealized appreciation
       (depreciation)........................              0
                                             ---------------
       Net gain (loss) on investments........              0
                                             ---------------

         Net increase (decrease) in equity
           accounts resulting from operations$       349,963
                                             ===============

STATEMENT OF CHANGES IN EQUITY ACCOUNTS
                                                                                             NINE MONTHS ENDED        YEAR ENDED
OPERATIONS:                                                                                 SEPTEMBER 30, 1996     DECEMBER 31, 1995

  Net investment income (loss).................................................................$     349,963          $    397,410
  Net gain (loss) on investments...............................................................            0                     0
                                                                                               -------------          ------------
  Net increase (decrease) in equity accounts
     resulting from operations.................................................................      349,963               397,410
                                                                                               -------------          ------------

EQUITY TRANSACTIONS:
  Proceeds from units sold (redeemed)..........................................................    6,152,998             3,139,280
                                                                                               -------------          ------------
  Less cost of units redeemed:
     Administrative charges....................................................................    1,753,507             1,356,484
     Policy loans..............................................................................      179,641               219,767
     Surrender benefits........................................................................      499,065               899,893
     Death benefits............................................................................       18,410                 7,670
                                                                                               -------------          ------------
                                                                                                   2,450,623             2,483,814
                                                                                               -------------          ------------

     Increase (decrease) in equity accounts from
       capital unit transactions...............................................................    3,702,375               655,466
                                                                                               -------------          ------------
     Net increase (decrease) in equity accounts................................................    4,052,338             1,052,876

EQUITY ACCOUNTS:

  7Beginning of period.........................................................................   10,758,624             9,705,748
                                                                                               -------------          ------------
  End of period................................................................................$  14,810,962          $ 10,758,624
                                                                                               =============          ============

   The notes to the financial statements are an integral part of this report.

WRL SERIES LIFE ACCOUNT
MONEY MARKET SUB-ACCOUNT
(UNAUDITED)


SELECTED PER UNIT DATA  AND RATIOS*
FOR THE PERIOD ENDED

                                             SEPT. 30                    DECEMBER 31
                                             ---------   -------------------------------------------
                                               1996      1995      1994     1993      1992      1991
                                               ----      ----      ----     ----      ----      ----
Accumulation unit value,
 beginning of period                        $  14.83  $  14.19   $ 13.84  $ 13.63   $ 13.33   $ 12.78

   Income from operations:
     Net investment income (loss)........        .47       .64       .35      .21       .30       .55
     Net realized and unrealized
       gain (loss) on investments........        .00       .00       .00      .00       .00       .00
                                             -------   -------   -------   ------    ------    ------
       Total income (loss) from operations       .47       .64       .35      .21       .30       .55
                                             -------   -------   -------   ------    ------    ------


Accumulation unit value, end of period...    $ 15.30   $ 14.83  $  14.19   $ 13.84  $ 13.63   $ 13.33
                                             =======   =======  ========   =======  =======   =======


Total return.............................       3.13%     4.49%     2.58%     1.52%    2.24%     4.34%

Ratios and supplemental data:
   Net assets at end of period (in thousands)$ 14,811 $ 10,759   $ 9,706   $ 4,985  $ 4,619    $ 4,042
   Ratio of net investment income (loss) to
     average net assets**................       4.09%     4.37%     2.66%     1.51%    2.12%      4.28%


  * The above table illustrates the change for a unit outstanding computed using average units outstanding through each period.


  ** This ratio is annualized for the period ended September 30, 1996.

   The notes to the financial statements are an integral part of this report.

WRL SERIES LIFE ACCOUNT
BOND SUB-ACCOUNT
(UNAUDITED)

STATEMENT OF ASSETS, LIABILITIES AND EQUITY ACCOUNTS

ASSETS:                                     SEPTEMBER 30, 1996

  Investments at net asset value:
     WRL Series Fund, Inc.:
       Bond Portfolio
       (1,029,776.221 shares;
       cost $11,356,557).....................$    11,044,802

  Accrued transfers from (to) depositor - net         (8,481)
                                             ---------------

       Total assets..........................     11,036,321
                                             ---------------

LIABILITIES:.................................              0
                                             ---------------

       Total net assets......................$    11,036,321
                                             ===============

EQUITY ACCOUNTS:

  Policyowners' equity:

       Bond sub-account
       (580,868.722716 units;
       $18.999682 unit value)................$    11,036,321
                                             ---------------

       Total equity..........................$    11,036,321
                                             ===============

STATEMENT OF OPERATIONS
                                             NINE MONTHS ENDED
INVESTMENT INCOME:                          SEPTEMBER 30, 1996

     Dividend income.........................$       288,871
     Capital gain distributions..............              0
                                             ---------------
                                                     288,871

EXPENSES:

     Mortality and expense risk charges......         69,846
                                             ---------------

       Net investment income (loss)..........        219,025
                                             ---------------

Net realized and unrealized gain (loss)
  on investments:
     Net realized gain (loss) from
       securities transactions...............       (114,753)
     Unrealized appreciation (depreciation)..       (464,520)
                                             ---------------
       Net gain (loss) on investments........       (579,273)
                                             ---------------

         Net increase (decrease) in net assets
           resulting from operations.........$      (360,248)
                                             ===============

STATEMENT OF CHANGES IN EQUITY ACCOUNTS
                                                                                             NINE MONTHS ENDED        YEAR ENDED
OPERATIONS:                                                                                 SEPTEMBER 30, 1996     DECEMBER 31, 1995
  Net investment income (loss).................................................................$     219,025          $    459,977
  Net gain (loss) on investments...............................................................     (579,273)            1,080,157
                                                                                               -------------          ------------
  Net increase (decrease) in equity accounts
     resulting from operations.................................................................     (360,248)            1,540,134
                                                                                               -------------          ------------

EQUITY TRANSACTIONS:

  Proceeds from units sold (redeemed):.........................................................    2,715,612             3,749,029
                                                                                               -------------          ------------
  Less cost of units redeemed:
     Administrative charges....................................................................      953,693               916,494
     Policy loans..............................................................................      148,082               197,829
     Surrender benefits........................................................................      260,483               357,384
     Death benefits............................................................................       22,917                10,202
                                                                                               -------------          ------------
                                                                                                   1,385,175             1,481,909
                                                                                               -------------          ------------

     Increase (decrease) in equity accounts from
       capital unit transactions...............................................................    1,330,437             2,267,120
                                                                                               -------------          ------------
     Net increase (decrease) in equity accounts................................................      970,189             3,807,254

EQUITY ACCOUNTS:

  Beginning of period..........................................................................   10,066,132             6,258,878
                                                                                               -------------          ------------
  End of period................................................................................$  11,036,321          $ 10,066,132
                                                                                               =============          ============

   The notes to the financial statements are an integral part of this report.

WRL SERIES LIFE ACCOUNT
BOND SUB-ACCOUNT
(UNAUDITED)

SELECTED PER UNIT DATA  AND RATIOS*
FOR THE PERIOD ENDED


                                             SEPT. 30                    DECEMBER 31
                                             --------    -------------------------------------------
                                               1996      1995      1994     1993      1992      1991
                                               ----      ----      ----     ----      ----      ----
Accumulation unit value,
  beginning of period                       $  19.67  $   16.14 $  17.50  $ 15.57   $ 14.68   $ 12.48

   Income from operations:
     Net investment income (loss)........        .40       1.05      .89     2.11      1.00       .48
     Net realized and unrealized
       gain (loss) on investments........      (1.07)      2.48    (2.25)    (.18)     (.11)     1.72
                                             -------   --------  -------   ------    ------    ------
       Total income (loss) from operations      (.67)      3.53    (1.36)    1.93       .89      2.20
                                             -------   --------  -------   ------    ------    ------


Accumulation unit value, end of period...    $ 19.00   $  19.67 $  16.14  $ 17.50   $ 15.57   $ 14.68
                                             =======   ========  ========   =======  =======    =======


Total return.............................      (3.43)%    21.89%   (7.77)%  12.40%     6.08%    17.63%

Ratios and supplemental data:
  Net assets at end of period (in thousands) $11,036   $ 10,066  $ 6,259  $ 6,985   $ 4,558   $ 3,055
  Ratio of net investment income (loss) to
    average net assets**................        2.86%      5.80%    5.57%   12.92%     6.69%     3.59%


  * The above table illustrates the change for a unit outstanding computed using average units outstanding through each period.


  ** This ratio is annualized for the period ended September 30, 1996.

   The notes to the financial statements are an integral part of this report.

WRL SERIES LIFE ACCOUNT
GROWTH SUB-ACCOUNT
(UNAUDITED)

STATEMENT OF ASSETS, LIABILITIES AND EQUITY ACCOUNTS

ASSETS:                                     SEPTEMBER 30, 1996

  Investments at net asset value:
     WRL Series Fund, Inc.:
       Growth Portfolio
       (9,051,069.555 shares;
       cost $ 233,268,655)...................$   333,851,051

  Accrued transfers from (to) depositor - net       (277,798)
                                             ---------------

       Total assets..........................    333,573,253
                                             ---------------

LIABILITIES:.................................              0
                                             ---------------

       Total net assets......................$   333,573,253
                                             ===============

EQUITY ACCOUNTS:

  Policyowners' equity:

       Growth sub-account
       (6,908,195.647892 units;
       $ 48.286596 unit value)...............$   333,573,253
                                             ---------------

       Total equity..........................$   333,573,253
                                             ===============




STATEMENT OF OPERATIONS
                                             NINE MONTHS ENDED
INVESTMENT INCOME:                          SEPTEMBER 30, 1996

     Dividend income.........................$       860,787
     Capital gain distributions..............      1,077,884
                                             ---------------
                                                   1,938,671

EXPENSES:

     Mortality and expense risk charges......      1,997,056
                                             ---------------

       Net investment income (loss)..........        (58,385)
                                             ---------------

Net realized and unrealized gain
  (loss) on investments:
     Net realized gain (loss) from
       securities transactions...............      4,232,941
     Change in unrealized appreciation
     (depreciation)..........................     40,880,353
                                             ---------------
     Net gain (loss) on investments..........     45,113,294
                                             ---------------

       Net increase (decrease) in equity accounts
         resulting from operations...........$    45,054,909
                                             ===============

STATEMENT OF CHANGES IN EQUITY ACCOUNTS
                                                                                             NINE MONTHS ENDED        YEAR ENDED
OPERATIONS:                                                                                 SEPTEMBER 30, 1996     DECEMBER 31, 1995
  Net investment income (loss).................................................................$     (58,385)        $  23,250,380
  Net gain (loss) on investments...............................................................   45,113,294            54,801,782
                                                                                               -------------         -------------
  Net increase (decrease) in equity accounts
     resulting from operations.................................................................   45,054,909            78,052,162
                                                                                               -------------         -------------


EQUITY TRANSACTIONS:
  Proceeds from units sold (redeemed)..........................................................   62,530,238            61,850,933
                                                                                               -------------         -------------
  Less cost of units redeemed:
     Administrative charges....................................................................   21,253,460            23,714,204
     Policy loans..............................................................................    6,128,299             5,518,596
     Surrender benefits........................................................................    8,699,115             8,982,170
     Death benefits............................................................................      398,125               711,078
                                                                                               -------------         -------------
                                                                                                  36,478,999            38,926,048
                                                                                               -------------         -------------

     Increase (decrease) in equity accounts from
       capital unit transactions...............................................................   26,051,239            22,924,885
                                                                                               -------------         -------------
     Net increase (decrease) in equity accounts................................................   71,106,148           100,977,047

EQUITY ACCOUNTS:

  Beginning of period..........................................................................  262,467,105           161,490,058
                                                                                               -------------         -------------
  End of period................................................................................$ 333,573,253         $ 262,467,105
                                                                                               =============         =============

   The notes to the financial statements are an integral part of this report.

WRL SERIES LIFE ACCOUNT
GROWTH SUB-ACCOUNT
(UNAUDITED)

SELECTED PER UNIT DATA AND RATIOS*
FOR THE PERIOD ENDED

                                             SEPT. 30                    DECEMBER 31
                                             --------     --------------------------------------------
                                               1996       1995      1994      1993      1992      1991
                                               ----       ----      ----      ----      ----      ----
Accumulation unit value,
  beginning of period                        $ 41.47    $ 28.44   $ 31.30   $30.37   $ 29.95   $ 18.91

   Income from operations:
     Net investment income (loss)........       (.01)      3.89       .04      .46      1.09      1.72
     Net realized and unrealized
       gain (loss) on investments........       6.83       9.14     (2.90)     .47      (.67)     9.32
                                             -------    -------   -------   ------   -------   -------
       Total income (loss) from operations      6.82      13.03     (2.86)     .93       .42     11.04
                                             -------    -------   -------   ------   -------   -------

Accumulation unit value, end of period...    $ 48.29    $ 41.47   $ 28.44   $31.30   $ 30.37   $ 29.95
                                             =======    =======   =======   ======   =======   =======


Total return.............................      16.44%     45.81%    (9.13)%   3.06%     1.41%    58.37%

Ratios and supplemental data:
   Net assets at end of period
    (in thousands)                          $333,573   $262,467 $ 161,490 $169,757  $146,053  $111,375
   Ratio of net investment income (loss) to
     average net assets**................       (.03)%    11.05%      .16%    1.56%     3.84%     7.14%


  * The above table illustrates the change for a unit outstanding computed using average units outstanding through each period.


  ** This ratio is annualized for the period ended September 30, 1996.


   The notes to the financial statements are an integral part of this report.

WRL SERIES LIFE ACCOUNT
SHORT-TO-INTERMEDIATE GOVERNMENT SUB-ACCOUNT
(UNAUDITED)

STATEMENT OF ASSETS, LIABILITIES AND EQUITY ACCOUNTS

ASSETS:                                      SETEMBER 30, 1996

  Investments at net asset value:
     WRL Series Fund, Inc.:
       Short-to-Intermediate Government Portfolio
       (144,126.953 shares;
       cost $ 1,484,619).....................$     1,497,493

  Accrued transfers from (to) depositor - net         (1,871)
                                             ---------------

       Total assets..........................      1,495,622
                                             ---------------

LIABILITIES:.................................              0
                                             ---------------

       Total net assets......................$     1,495,622
                                             ===============

EQUITY ACCOUNTS:

  Policyowners' equity:

       Short-to-Intermediate Government sub-account
       (128,515.024738 units;
       $11.637719 unit value)................$     1,495,622
                                             ---------------
       Total equity..........................$     1,495,622
                                             ===============

STATEMENT OF OPERATIONS
                                             NINE MONTHS ENDED
INVESTMENT INCOME:                           SEPTEMBER 30,1996

     Dividend income.........................$        23,677
     Capital gain distributions..............              0
                                             ---------------
                                                      23,677

EXPENSES:

     Mortality and expense risk charges......         10,115
                                             ---------------

       Net investment income (loss)..........         13,562
                                             ---------------

Net realized and unrealized gain (loss) on investments:
     Net realized gain (loss) from
       securities transactions...............         22,518
     Change in unrealized appreciation
      (depreciation).........................        (25,656)
                                             ---------------
       Net gain (loss) on investments........         (3,139)
                                             ---------------

         Net increase (decrease) in net assets
         resulting from operations...........$        10,423
                                             ===============


STATEMENT OF CHANGES IN EQUITY ACCOUNTS
                                                                                             NINE MONTHS ENDED        YEAR ENDED
OPERATIONS:                                                                                  SEPTEMBER 30,1996     DECEMBER 31, 1995
  Net investment income (loss).................................................................$      13,562          $     62,086
  Net gain (loss) on investments...............................................................       (3,139)               68,387
                                                                                               -------------          ------------
  Net increase (decrease) in equity accounts
     resulting from operations.................................................................       10,423               130,473
                                                                                               -------------          ------------

EQUITY TRANSACTIONS:
   Proceeds from units sold (redeemed).........................................................      144,541               679,242
                                                                                               -------------          ------------
  Less cost of units redeemed:
     Administrative charges....................................................................      130,446               141,954
     Policy loans..............................................................................       27,903                52,521
     Surrender benefits........................................................................       18,978                41,967
     Death benefits............................................................................            0                   144
                                                                                               -------------          ------------
                                                                                                     177,327               236,586
                                                                                               -------------          ------------

     Increase (decrease) in equity accounts from
       capital unit transactions...............................................................      (32,786)              442,656
                                                                                               -------------          ------------
     Net increase (decrease) in equity accounts................................................      (22,363)              573,129

EQUITY ACCOUNTS:

  Beginning of period..........................................................................    1,517,985               944,856
                                                                                               -------------          ------------
  End of period................................................................................$   1,495,622          $  1,517,985
                                                                                               =============          ============

   The notes to the financial statements are an integral part of this report.

WRL SERIES LIFE ACCOUNT
SHORT-TO-INTERMEDIATE GOVERNMENT SUB-ACCOUNT
(UNAUDITED)

SELECTED PER UNIT DATA AND RATIOS*
FOR THE PERIOD ENDED

                                             SEPT. 30                   DECEMBER 31
                                             --------     -----------------------------------
                                               1996        1995      1994      1993     1992/dagger/
                                               ----        ----      ----      ----     ----
Accumulation unit value, beginning of period  $11.55      $10.27   $10.40    $ 10.04   $10.00

   Income from operations:
     Net investment income (loss)........        .10         .61      .40        .14      .01
     Net realized and unrealized
       gain (loss) on investments........       (.01)        .67     (.53)       .22      .03
                                             -------    --------   -------   -------   ------
       Total income (loss) from operations       .09        1.28     (.13)       .36      .04
                                             -------    --------   -------   -------   ------


Accumulation unit value, end of period...    $ 11.64     $ 11.55  $ 10.27    $ 10.40  $ 10.04
                                             =======     =======  =======    =======  =======


Total return.............................        .73%      12.53%   (1.32)%     3.64%     .38%

Ratios and supplemental data:
   Net assets at end of period (in thousands)$ 1,496     $ 1,518    $ 945    $ 1,408    $ 803
   Ratio of net investment income (loss) to
     average net assets**................       1.22%       5.53%    4.06%      1.39%     .16%


* The above table illustrates the change for a unit outstanding computed using average units outstanding through each period.

** This ratio is annualized for the period ended September 30, 1996.

/dagger/ The inception date of this sub-account was December 3, 1992. The total return is not annualized.

   The notes to the financial statements are an integral part of this report.

WRL SERIES LIFE ACCOUNT
GLOBAL SUB-ACCOUNT
(UNAUDITED)

STATEMENT OF ASSETS, LIABILITIES AND EQUITY ACCOUNTS

ASSETS:                                     SEPTEMBER 30, 1996

  Investments at net asset value:
     WRL Series Fund, Inc.:
       Global Portfolio
       (3,830,440.472 shares;
       cost $ 59,223,121)....................$    72,234,094

  Accrued transfers from (to) depositor - net         32,463
                                             ---------------

       Total assets..........................     72,266,557
                                             ---------------

LIABILITIES:.................................              0
                                             ---------------

       Total net assets......................$    72,266,557
                                             ===============

EQUITY ACCOUNTS:

  Policyowners' equity:

       Global sub-account
       (4,974,425.092964 units;
       $ 14.527620 unit value)...............$    72,266,557
                                              --------------

       Total equity..........................$    72,266,557
                                             ===============



STATEMENT OF OPERATIONS
                                             NINE MONTHS ENDED
INVESTMENT INCOME:                           SEPTEMBER 30,1996

     Dividend income.........................$       354,841
     Capital gain distributions..............        114,391
                                             ---------------
                                                     469,232

EXPENSES:

     Mortality and expense risk charges......        368,006
                                             ---------------

       Net investment income (loss)..........        101,226
                                             ---------------

Net realized and unrealized gain (loss) on investments:
     Net realized gain (loss) from
       securities transactions...............        282,560
     Unrealized appreciation (depreciation)..      9,409,784
                                             ---------------
       Net gain (loss) on investments........      9,692,344
                                             ---------------

       Net increase (decrease) in net assets
           resulting from operations.........$     9,793,570
                                             ===============


STATEMENT OF CHANGES IN EQUITY ACCOUNTS
                                                                                             NINE MONTHS ENDED        YEAR ENDED
OPERATIONS:                                                                                 SEPTEMBER 30, 1996     DECEMBER 31, 1995
  Net investment income (loss).................................................................$     101,226          $  1,187,745
  Net gain (loss) on investments...............................................................    9,692,344             4,626,003
                                                                                               -------------          ------------
  Net increase (decrease) in equity accounts
     resulting from operations.................................................................    9,793,570             5,813,748
                                                                                               -------------          ------------

EQUITY TRANSACTIONS:
  Proceeds from units sold (redeemed)..........................................................   32,319,930            15,012,786
                                                                                               -------------          ------------
  Less cost of units redeemed:
     Administrative charges....................................................................    4,391,586             4,017,781
     Policy loans..............................................................................      887,801               666,264
     Surrender benefits........................................................................    1,309,265               721,584
     Death benefits............................................................................       38,835                44,234
                                                                                               -------------          ------------
                                                                                                   6,627,487             5,449,863
                                                                                               -------------          ------------

     Increase (decrease) in equity accounts from
       capital unit transactions...............................................................   25,692,443             9,562,923
                                                                                               -------------          ------------
     Net increase (decrease) in equity accounts................................................   35,486,013            15,376,671
  Depositors' equity contribution (redemption)..................................................    (268,153)                    0

EQUITY ACCOUNTS:

  Beginning of period..........................................................................   37,048,697            21,672,026
                                                                                               -------------          ------------
  End of period................................................................................$  72,266,557          $ 37,048,697
                                                                                               =============          ============

   The notes to the financial statements are an integral part of this report.

WRL SERIES LIFE ACCOUNT
GLOBAL SUB-ACCOUNT
(UNAUDITED)

SELECTED PER UNIT DATA  AND RATIOS*
FOR THE PERIOD ENDED

                                                SEPT. 30               DECEMBER 31
                                                --------          ------------------
                                                  1996               1995      1994/dagger/
                                                  ----               ----      ----
Accumulation unit value, beginning of period    $ 11.95           $   9.80  $  10.00

   Income from operations:
     Net investment income (loss)........           .03                .45       .71
     Net realized and unrealized
       gain (loss) on investments........          2.55               1.70      (.91)
                                                -------            -------   -------
       Total income (loss) from operations         2.58               2.15      (.20)
                                                -------            -------   -------


Accumulation unit value, end of period...       $ 14.53           $  11.95   $  9.80
                                                =======           ========   =======


Total return.............................         21.57%             21.96%    (2.02)%

Ratios and supplemental data:
   Net assets at end of period (in thousands)  $ 72,267           $ 37,049  $ 21,672
   Ratio of net investment income (loss) to
     average net assets**................           .29%              4.25%     7.39%


   *The above table illustrates the change for a unit outstanding computed using average units outstanding through each period.



   ** This ratio is annualized for the period ended September 30, 1996.

  /dagger/ The inception date of this sub-account was March 1, 1994.
           The total return is not annualized.

   The notes to the financial statements are an integral part of this report.

WRL SERIES LIFE ACCOUNT
EQUITY-INCOME SUB-ACCOUNT
(UNAUDITED)

STATEMENT OF ASSETS, LIABILITIES AND EQUITY ACCOUNTS

ASSETS:                                     SEPTEMBER 30, 1996

  Investments at net asset value:
     WRL Series Fund, Inc.:
       Equity-Income Portfolio
       (3,657,160.333 shares;
       cost $ 43,154,636)....................$    50,638,542

  Accrued transfers from (to) depositor - net        (53,412)
                                             ---------------

       Total assets..........................     50,585,130
                                             ---------------

LIABILITIES:.................................              0
                                             ---------------

       Total net assets......................$    50,585,130
                                             ===============

EQUITY ACCOUNTS:

  Policyowners' equity:

       Equity-Income sub-account
       (3,414,735.720554 units;
       $ 14.813776 unit value)...............$    50,585,130
                                             ---------------

       Total equity..........................$    50,585,130
                                             ===============



STATEMENT OF OPERATIONS
                                             NINE MONTHS ENDED
INVESTMENT INCOME:                          SEPTEMBER 30, 1996

     Dividend income.........................$       312,575
     Capital gain distributions..............         84,620
                                             ---------------
                                                     397,195

EXPENSES:

     Mortality and expense risk charges......        302,955
                                             ---------------

       Net investment income (loss)..........         94,240
                                             ---------------

Net realized and unrealized gain (loss) on investments:
     Net realized gain (loss) from
       securities transactions...............        228,689
     Unrealized appreciation (depreciation)..      3,032,915
                                             ---------------
       Net gain (loss) on investments........      3,261,604
                                             ---------------

         Net increase (decrease) in net assets
           resulting from operations.........$     3,355,844
                                             ===============

STATEMENT OF CHANGES IN EQUITY ACCOUNTS
                                                                                             NINE MONTHS ENDED        YEAR ENDED
OPERATIONS:                                                                                 SEPTEMBER 30, 1996     DECEMBER 31, 1995
  Net investment income (loss).................................................................$      94,240          $  1,756,089
  Net gain (loss) on investments...............................................................    3,261,604             4,992,475
                                                                                               -------------          ------------
  Net increase (decrease) in equity accounts
     resulting from operations.................................................................    3,355,844             6,748,564
                                                                                               -------------          ------------

EQUITY TRANSACTIONS:
  Proceeds from units sold (redeemed)..........................................................   12,500,597            14,236,727
                                                                                               -------------          ------------
  Less cost of units redeemed:
     Administrative charges....................................................................    3,263,409             3,380,854
     Policy loans..............................................................................      716,938               657,750
     Surrender benefits........................................................................      853,076               918,863
     Death benefits............................................................................       86,163                28,153
                                                                                               -------------          ------------
                                                                                                   4,919,586             4,985,620
                                                                                               -------------          ------------

     Increase (decrease) in equity accounts from
       capital unit transactions...............................................................    7,581,011             9,251,107
                                                                                               -------------          ------------
     Net increase (decrease) in equity accounts................................................   10,936,855            15,999,671


EQUITY ACCOUNTS:

  Beginning of period..........................................................................   39,648,275            23,648,604
                                                                                               -------------          ------------
  End of period................................................................................$  50,585,130          $ 39,648,275
                                                                                               =============          ============

   The notes to the financial statements are an integral part of this report.

WRL SERIES LIFE ACCOUNT
EQUITY-INCOME SUB-ACCOUNT
(UNAUDITED)

SELECTED PER UNIT DATA  AND RATIOS*
FOR THE PERIOD ENDED


                                             SEPT. 30             DECEMBER 31
                                             --------      ------------------------
                                               1996        1995      1994      1993/dagger/
                                               ----        ----      ----      ----
Accumulation unit value,
  beginning of period                        $ 13.74   $  11.12  $ 11.28   $ 10.00

   Income from operations:
     Net investment income (loss)........        .03        .68      .18       .19
     Net realized and unrealized
       gain (loss) on investments........       1.04       1.94     (.34)     1.09
                                             -------   --------  -------   -------
       Total income (loss) from operations      1.07       2.62     (.16)     1.28
                                             -------   --------  -------   -------


Accumulation unit value, end of period...    $ 14.81    $ 13.74  $ 11.12   $ 11.28
                                             =======    =======  =======   =======


Total return.............................       7.82%     23.55%   (1.42)%   12.81%

Ratios and supplemental data:
   Net assets at end of period
  (in thousands)                             $50,585    $39,648  $23,649   $13,343
   Ratio of net investment income (loss) to
     average net assets**................        .28%      5.47%    1.93%     1.89%



   * The above table illustrates the change for a unit outstanding computed using average units outstanding through each period.

   ** This ratio is annualized for the period ended September 30, 1996.

  /dagger/ The inception date of this sub-account was March 1, 1993.
           The total return is not annualized.

   The notes to the financial statements are an integral part of this report.

WRL SERIES LIFE ACCOUNT
AGGRESSIVE GROWTH SUB-ACCOUNT
(UNAUDITED)

STATEMENT OF ASSETS, LIABILITIES AND EQUITY ACCOUNTS

ASSETS:                                     SEPTEMBER 30, 1996

  Aggressive Investments at net asset value:
     WRL Series Fund, Inc.:
       Aggressive Growth Portfolio
       (3,454,037.947 shares;
       cost $ 45,039,041)....................$    48,078,822

  Accrued transfers from (to) depositor - net        (46,950)
                                             ---------------

       Total assets..........................     48,031,872
                                             ---------------

LIABILITIES:.................................              0
                                             ---------------

       Total net assets......................$    48,031,872
                                             ===============

EQUITY ACCOUNTS:

  Policyowners' equity:

       Aggressive Growth sub-account
       (3,364,595.750104 units;
       $14.275674 unit value)................$    48,031,872
                                             ---------------

       Total equity..........................$    48,031,872
                                             ===============



STATEMENT OF OPERATIONS
                                             NINE MONTHS ENDED
INVESTMENT INCOME:                          SEPTEMBER 30, 1996

     Dividend income.........................$       614,817
     Capital gain distributions..............        216,587
                                             ---------------
                                                     831,404

EXPENSES:

     Mortality and expense risk charges......        278,502
                                             ---------------

       Net investment income (loss)..........        552,902
                                             ---------------

Net realized and unrealized gain (loss) on investments:
     Net realized gain (loss) from
       securities transactions...............      1,954,191
     Unrealized appreciation (depreciation)..         22,556
                                             ---------------
       Net gain (loss) on investments........      1,976,747
                                             ---------------

         Net increase (decrease) in net assets
           resulting from operations.........$     2,529,649
                                             ===============


STATEMENT OF CHANGES IN EQUITY ACCOUNTS
                                                                                             NINE MONTHS ENDED        YEAR ENDED
OPERATIONS:                                                                                 SEPTEMBER 30, 1996     DECEMBER 31, 1995

  Net investment income (loss).................................................................$     552,902          $    663,994
  Net gain (loss) on investments...............................................................    1,976,747             4,424,350
                                                                                               -------------          ------------
  Net increase (decrease) in equity accounts
     resulting from operations.................................................................    2,529,649             5,088,344
                                                                                               -------------          ------------

EQUITY TRANSACTIONS:
  Proceeds from units sold (redeemed)..........................................................   18,767,881            23,169,917
                                                                                               -------------          ------------
  Less cost of units redeemed:
     Administrative charges....................................................................    4,483,421             2,568,298
     Policy loans..............................................................................      609,118               627,821
     Surrender benefits........................................................................    1,070,651               712,307
     Death benefits............................................................................        6,437                80,922
                                                                                               -------------          ------------
                                                                                                   6,169,627             3,989,348
                                                                                               -------------          ------------

     Increase (decrease) in equity accounts from
       capital unit transactions...............................................................   12,598,254            19,180,569
                                                                                               -------------          ------------
     Net increase (decrease) in equity accounts................................................   15,127,903            24,268,913

  Depositor's equity contribution (redemption).................................................            0              (274,290)

EQUITY ACCOUNTS:

  Beginning of period..........................................................................   32,903,969             8,909,346
                                                                                               -------------          ------------
  End of period................................................................................$  48,031,872          $ 32,903,969
                                                                                               =============          ============

   The notes to the financial statements are an integral part of this report.

WRL SERIES LIFE ACCOUNT
AGGRESSIVE GROWTH SUB-ACCOUNT
(UNAUDITED)


SELECTED PER UNIT DATA  AND RATIOS*
FOR THE PERIOD ENDED


                                                SEPT. 30               DECEMBER 31
                                                --------             ---------------
                                                  1996               1995       1994/dagger/
                                                  ----               ----       ----
Accumulation unit value, beginning of period    $ 13.43            $  9.82   $ 10.00

   Income from operations:
     Net investment income (loss)........           .18                .37      (.06)
     Net realized and unrealized
       gain (loss) on investments........           .67               3.24      (.12)
                                                -------            -------   -------
       Total income (loss) from operations          .85               3.61      (.18)
                                                -------            -------   -------


Accumulation unit value, end of period...       $ 14.28            $ 13.43    $ 9.82
                                                =======            =======    ======


Total return.............................          6.33%             36.79%    (1.85)%

Ratios and supplemental data:
   Net assets at end of period (in thousands)  $ 48,032           $ 32,904   $ 8,909
   Ratio of net investment income (loss) to
     average net assets**................          1.81%              2.93%     (.60)%


   * The above table illustrates the change for a unit outstanding computed using average units outstanding through each period.

   **  This ratio is annualized for the period ended September 30, 1996

  /dagger/ The inception date of this sub-account was March 1, 1994. The total return is not annualized.


   The notes to the financial statements are an integral part of this report.

WRL SERIES LIFE ACCOUNT
BALANCED SUB-ACCOUNT
(UNAUDITED)


STATEMENT OF ASSETS, LIABILITIES AND EQUITY ACCOUNTS

ASSETS:                                     SEPTEMBER 30, 1996

  Investments at net asset value:
     WRL Series Fund, Inc.:
       Balanced Portfolio
       (478,127.36 shares;
       cost $ 4,853,852).....................$     5,273,193

  Accrued transfers from (to) depositor - net         (6,158)
                                             ---------------

       Total assets..........................      5,267,035
                                             ---------------

LIABILITIES:.................................              0
                                             ---------------

       Total net assets......................$     5,267,035
                                             ===============

EQUITY ACCOUNTS:

  Policyowners' equity:

       Balanced sub-account
       (456,622.641047 units;
       $ 11.534766 unit value)...............$     5,267,035
                                              --------------

       Total equity..........................$     5,267,035
                                             ===============



STATEMENT OF OPERATIONS
                                             NINE MONTHS ENDED
INVESTMENT INCOME:                          SEPTEMBER 30, 1996

     Dividend income.........................$        31,381
     Capital gain distributions..............              0
                                             ---------------
                                                      31,381

EXPENSES:

     Mortality and expense risk charges......         31,297
                                             ---------------

       Net investment income (loss)..........             84
                                             ---------------

Net realized and unrealized gain (loss) on investments:
     Net realized gain (loss) from
       securities transactions...............         67,906
     Unrealized appreciation (depreciation)..        106,741
                                             ---------------
       Net gain (loss) on investments........        174,647
                                             ---------------

         Net increase (decrease) in net assets
           resulting from operations.........$       174,731
                                             ===============

STATEMENT OF CHANGES IN EQUITY ACCOUNTS
                                                                                             NINE MONTHS ENDED        YEAR ENDED
OPERATIONS:                                                                                 SEPTEMBER 30, 1996     DECEMBER 31, 1995
  Net investment income (loss).................................................................$          84          $    102,635
  Net gain (loss) on investments...............................................................      174,647               401,549
                                                                                               -------------          ------------
  Net increase (decrease) in equity accounts
     resulting from operations.................................................................      174,731               504,184
                                                                                               -------------          ------------

EQUITY TRANSACTIONS:
  Proceeds from units sold (redeemed)..........................................................    2,043,775             1,545,514
                                                                                               -------------          ------------
  Less cost of units redeemed:
     Administrative charges....................................................................      404,262               327,290
     Policy loans..............................................................................       55,007                29,025
     Surrender benefits........................................................................       63,488                27,726
     Death benefits............................................................................        3,933                14,881
                                                                                               -------------          ------------
                                                                                                     526,690               398,852
                                                                                               -------------          ------------

     Increase (decrease) in equity accounts from
       capital unit transactions...............................................................    1,517,085             1,146,662
                                                                                               -------------          ------------
     Net increase (decrease) in equity accounts................................................    1,691,816             1,650,846

  Depositor's equity contribution (redemption).................................................     (220,175)                    0

EQUITY ACCOUNTS:

  Beginning of period..........................................................................    3,795,394             2,144,548
                                                                                               -------------          ------------
  End of period................................................................................$   5,267,035          $  3,795,394
                                                                                               =============          ============

   The notes to the financial statements are an integral part of this report.

WRL SERIES LIFE ACCOUNT
BALANCED SUB-ACCOUNT
(UNAUDITED)

SELECTED PER UNIT DATA AND RATIOS*
FOR THE PERIOD ENDED


                                                 SEPT.30               DECEMBER 31
                                                 -------             --------------
                                                  1996               1995      1994/dagger/
                                                  ----               ----      ----
Accumulation unit value, beginning of period    $ 11.13            $ 9.37   $  10.00

   Income from operations:
     Net investment income (loss)........           .00               .37        .22
     Net realized and unrealized
       gain (loss) on investments........           .40              1.39       (.85)
                                                -------            ------    -------
       Total income (loss) from operations          .40              1.76       (.63)
                                                -------            ------    -------


Accumulation unit value, end of period...       $ 11.53           $ 11.13     $ 9.37
                                                =======           ========    ======


Total return.............................          3.68%            18.73%     (6.29)%

Ratios and supplemental data:
   Net assets at end of period (in thousands)   $ 5,267           $ 3,795    $ 2,145
   Ratio of net investment income (loss) to
     average net assets**................           .00%             3.59%      2.55%


  * The above table illustrates the change for a unit outstanding computed using average units outstanding through each period.

  ** This ratio is annualized for the period ended September 30, 1996

  /dagger/ The inception date of this sub-account was March 1, 1994. The total return is not annualized.


   The notes to the financial statements are an integral part of this report.

WRL SERIES LIFE ACCOUNT
EMERGING GROWTH SUB-ACCOUNT
(UNAUDITED)

STATEMENT OF ASSETS, LIABILITIES AND EQUITY ACCOUNTS

ASSETS:                                     SEPTEMBER 30, 1996

  Investments at net asset value:
     WRL Series Fund, Inc.:
       Emerging Growth Portfolio
       (5,215,027.007 shares;
       cost $ 72,827,461)....................$   104,681,427

  Accrued transfers from (to) depositor - net         54,104
                                             ---------------

       Total assets..........................    104,735,531
                                             ---------------

LIABILITIES:.................................              0
                                             ---------------

       Total net assets......................$   104,735,531
                                             ===============

EQUITY ACCOUNTS:

  Policyowners' equity:

       Emerging Growth sub-account
       (5,143,416.816593 units;
       $ 20.363026 unit value)...............$   104,735,531
                                              --------------

       Total equity..........................$   104,735,531
                                             ===============



STATEMENT OF OPERATIONS
                                             NINE MONTHS ENDED
INVESTMENT INCOME:                          SEPTEMBER 30, 1996

     Dividend income.........................$         3,998
     Capital gain distributions..............        178,386
                                             ---------------
                                                     182,384

EXPENSES:

     Mortality and expense risk charges......        564,594
                                             ---------------

       Net investment income (loss)..........       (382,210)
                                             ---------------

Net realized and unrealized gain (loss) on investments:
     Net realized gain (loss) from
       securities transactions...............        858,061
     Unrealized appreciation (depreciation)..     17,300,721
                                             ---------------
       Net gain (loss) on investments........     18,158,782
                                             ---------------

         Net increase (decrease) in net assets
           resulting from operations.........$    17,776,572
                                             ===============

STATEMENT OF CHANGES IN EQUITY ACCOUNTS
                                                                                             NINE MONTHS ENDED        YEAR ENDED
OPERATIONS:                                                                                 SEPTEMBER 30, 1996     DECEMBER 31, 1995

  Net investment income (loss).................................................................$    (382,210)         $  2,356,904
  Net gain (loss) on investments...............................................................   18,158,782            16,180,870
                                                                                               -------------          ------------
  Net increase (decrease) in equity accounts
     resulting from operations.................................................................   17,776,572            18,537,774
                                                                                               -------------          ------------

EQUITY TRANSACTIONS:
  Proceeds from units sold (redeemed)..........................................................   28,842,554            21,556,186
                                                                                               -------------          ------------
  Less cost of units redeemed:
     Administrative charges....................................................................    6,379,364             5,846,452
     Policy loans..............................................................................    1,447,069             1,387,434
     Surrender benefits........................................................................    1,930,578             1,602,690
     Death benefits............................................................................       31,537                38,971
                                                                                               -------------          ------------
                                                                                                   9,788,548             8,875,547
                                                                                               -------------          ------------

     Increase (decrease) in equity accounts from
       capital unit transactions...............................................................   19,054,006            12,680,639
                                                                                               -------------          ------------
     Net increase (decrease) in equity accounts................................................   36,830,578            31,218,413

EQUITY ACCOUNTS:

  Beginning of period..........................................................................   67,904,953            36,686,540
                                                                                               -------------          ------------
  End of period................................................................................$ 104,735,531          $ 67,904,953
                                                                                               =============          ============

   The notes to the financial statements are an integral part of this report.

WRL SERIES LIFE ACCOUNT
EMERGING GROWTH SUB-ACCOUNT
(UNAUDITED)


SELECTED PER UNIT DATA  AND RATIOS*
FOR THE PERIOD ENDED


                                             SEPT. 30             DECEMBER 31
                                             --------       ------------------------
                                               1996         1995      1994    1993/dagger/
                                               ----         ----      ----    ----
Accumulation unit value, beginning of period $ 16.56     $ 11.38  $ 12.40   $ 10.00

   Income from operations:
     Net investment income (loss)........       (.08)        .65     (.09)     (.09)
     Net realized and unrealized
       gain (loss) on investments........       3.88        4.53     (.93)     2.49
                                             -------    --------   ------   -------
       Total income (loss) from operations      3.80        5.18    (1.02)     2.40
                                             -------    --------   ------   -------


Accumulation unit value, end of period...    $ 20.36     $ 16.56  $ 11.38   $ 12.40
                                             =======     =======  =======   =======


Total return.............................      22.98%      45.49%   (8.18)%   23.96%

Ratios and supplemental data:
   Net assets at end of period
    (in thousands)                         $ 104,736    $ 67,905  $36,687  $ 18,620
   Ratio of net investment income (loss) to
     average net assets**................       (.62)%      4.66%    (.86)%    (.77)%


  * The above table illustrates the change for a unit outstanding computed using average units outstanding through each period.

  ** This ratio is annualized for the period ended September 30, 1996

  /dagger/ The inception date of this sub-account was March 1, 1993. The total return is not annualized.

   The notes to the financial statements are an integral part of this report.

WRL SERIES LIFE ACCOUNT
UTILITY SUB-ACCOUNT
(UNAUDITED)

STATEMENT OF ASSETS, LIABILITIES AND EQUITY ACCOUNTS

ASSETS:                                     SEPTEMBER 30, 1996

  Investments at net asset value:
     WRL Series Fund, Inc.:
       Utility Portfolio
       (398,719.984 shares;
       cost $ 4,334,954).....................$     4,481,093

  Accrued transfers from (to) depositor - net            315
                                             ---------------

       Total assets..........................      4,481,408
                                             ---------------

LIABILITIES:.................................              0
                                             ---------------

       Total net assets......................$     4,481,408
                                             ===============

EQUITY ACCOUNTS:

  Policyowners' equity:

       Utility sub-account
       (376,602.892904 units;
       $ 11.899559 unit value)...............$     4,481,408
                                              --------------

       Total equity..........................$     4,481,408
                                             ===============



STATEMENT OF OPERATIONS
                                             NINE MONTHS ENDED
INVESTMENT INCOME:                          SEPTEMBER 30, 1996

     Dividend income.........................$        24,453
     Capital gain distributions..............          1,948
                                             ---------------
                                                      26,401

EXPENSES:

     Mortality and expense risk charges......         24,289
                                             ---------------

       Net investment income (loss)..........          2,112
                                             ---------------

Net realized and unrealized gain (loss) on investments:
     Net realized gain (loss) from
       securities transactions...............        108,198
     Unrealized appreciation (depreciation)..        (98,824)
                                             ---------------
       Net gain (loss) on investments........          9,374
                                             ---------------

         Net increase (decrease) in net assets
           resulting from operations.........$        11,486
                                             ===============


STATEMENT OF CHANGES IN EQUITY ACCOUNTS
                                                                                             NINE MONTHS ENDED        YEAR ENDED
OPERATIONS:                                                                                 SEPTEMBER 30, 1996     DECEMBER 31, 1995

  Net investment income (loss).................................................................$       2,112          $     88,634
  Net gain (loss) on investments...............................................................        9,374               336,528
                                                                                               -------------          ------------
  Net increase (decrease) in equity accounts
     resulting from operations.................................................................       11,486               425,162
                                                                                               -------------          ------------

EQUITY TRANSACTIONS:
  Proceeds from units sold (redeemed)..........................................................    2,489,074             1,368,262
                                                                                               -------------          ------------
  Less cost of units redeemed:
     Administrative charges....................................................................      303,641               221,419
     Policy loans..............................................................................       43,852                26,862
     Surrender benefits........................................................................       67,364               126,576
     Death benefits............................................................................        2,733                 2,896
                                                                                               -------------          ------------
                                                                                                     417,590               377,753
                                                                                               -------------          ------------

     Increase (decrease) in equity accounts from
       capital unit transactions...............................................................    2,071,484               990,509
                                                                                               -------------          ------------
     Net increase (decrease) in equity accounts................................................    2,082,970             1,415,671
     Depositors' equity contribution (redemption)..............................................     (232,644)                    0

EQUITY ACCOUNTS:

  Beginning of period..........................................................................    2,631,082             1,215,411
                                                                                               -------------          ------------
  End of period................................................................................$   4,481,408          $  2,631,082
                                                                                               =============          ============

   The notes to the financial statements are an integral part of this report.

WRL SERIES LIFE ACCOUNT
UTILITY SUB-ACCOUNT
(UNAUDITED)

SELECTED PER UNIT DATA  AND RATIOS*
FOR THE PERIOD ENDED



                                                SEPT. 30               DECEMBER 31
                                                --------              --------------
                                                  1996                1995      1994/dagger/
                                                  ----                ----      ----

Accumulation unit value, beginning of period     $ 11.77             $ 9.49   $ 10.00

   Income from operations:
     Net investment income (loss)........            .01                .49       .29
     Net realized and unrealized
       gain (loss) on investments........            .12               1.79      (.80)
                                                 -------             ------   -------
       Total income (loss) from operations           .13               2.28      (.51)
                                                 -------             ------   -------


Accumulation unit value, end of period...        $ 11.90            $ 11.77    $ 9.49
                                                 =======            =======    ======


Total return.............................           1.06%             24.14%    (5.15)%

Ratios and supplemental data:
   Net assets at end of period (in thousands)    $ 4,481            $ 2,631   $ 1,215
   Ratio of net investment income (loss) to
     average net assets..................            .08%              4.57%     3.09%


  * The above table illustrates the change for a unit outstanding computed using average units outstanding through each period.

  **  This ratio is annualized for the period ended September 30, 1996

  /dagger/ The inception date of this sub-account was March 1, 1994. The total return is not annualized.

   The notes to the financial statements are an integral part of this report.

WRL SERIES LIFE ACCOUNT
TACTICAL  ASSET ALLOCATION SUB-ACCOUNT
(UNAUDITED)


STATEMENT OF ASSETS, LIABILITIES AND EQUITY ACCOUNTS

ASSETS:                                     SEPTEMBER 30, 1996

  Investments at net asset value:
     WRL Series Fund, Inc.:
       Tactical Asset Allocation Portfolio
       (1,217,272.416 shares;
       cost $ 13,823,979)....................$    14,885,662

  Accrued transfers from (to) depositor - net        (21,556)
                                             ---------------

       Total assets..........................     14,864,106
                                             ---------------

LIABILITIES:.................................              0
                                             ---------------

       Total net assets......................$    14,864,106
                                             ===============

EQUITY ACCOUNTS:

  Policyowners' equity:

       Tactical Asset Allocation sub-account
       (1,173,005.980111 units;
       $ 12.671808 unit value)...............$    14,864,106
                                              --------------

       Total equity..........................$   14,864,106
                                             ==============



STATEMENT OF OPERATIONS
                                             NINE MONTHS ENDED
INVESTMENT INCOME:                          SEPTEMBER 30, 1996

     Dividend income.........................$        99,486
     Capital gain distributions..............              0
                                             ---------------
                                                      99,486

EXPENSES:

     Mortality and expense risk charges......         86,544
                                             ---------------

       Net investment income (loss)..........         12,942
                                             ---------------

Net realized and unrealized gain (loss) on investments:
     Net realized gain (loss) from
       securities transactions...............        296,655
     Unrealized appreciation (depreciation)..        445,964
                                             ---------------
       Net gain (loss) on investments........        742,619
                                             ---------------

         Net increase (decrease) in net assets
           resulting from operations.........$       755,561
                                             ===============



STATEMENT OF CHANGES IN EQUITY ACCOUNTS
                                                                                             NINE MONTHS ENDED       PERIOD ENDED
OPERATIONS:                                                                                 SEPTEMBER 30, 1996    DECEMBER 31, 1995*

  Net investment income (loss).................................................................$      12,942          $    314,171
  Net gain (loss) on investments...............................................................      742,619               733,874
                                                                                               -------------          ------------
  Net increase (decrease) in equity accounts
     resulting from operations.................................................................      755,561             1,048,045
                                                                                               -------------          ------------

EQUITY TRANSACTIONS:
  Proceeds from units sold (redeemed)..........................................................    6,456,969             9,081,189
                                                                                               -------------          ------------
  Less cost of units redeemed:
  Administrative charges.......................................................................      767,103               434,848
  Policy loans.................................................................................      253,319               145,685
  Surrender benefits...........................................................................      773,024                70,630
  Death benefits...............................................................................          835                22,440
                                                                                               -------------          ------------
                                                                                                   1,794,281               673,603
                                                                                               -------------          ------------

  Increase (decrease) in equity accounts from
     capital unit transactions.................................................................    4,662,688             8,407,586
                                                                                               -------------          ------------
  Net increase (decrease) in equity accounts...................................................    5,418,249             9,455,631
  Depositor's equity contribution (redemption).................................................            0                (9,774)

EQUITY ACCOUNTS:

  Beginning of period..........................................................................    9,445,857                     0
                                                                                               -------------          ------------
  End of period................................................................................$  14,864,106          $  9,445,857
                                                                                               =============          ============

  *  The inception date of this sub-account was January 3, 1995.

   The notes to the financial statements are an integral part of this report.

WRL SERIES LIFE ACCOUNT
TACTICAL  ASSET ALLOCATION SUB-ACCOUNT
(UNAUDITED)



SELECTED PER UNIT DATA  AND RATIOS*
FOR THE PERIOD ENDED

                                                SEPT. 30          DECEMBER 31
                                                --------          -----------
                                                  1996             1995/dagger/
                                                  ----             ----
Accumulation unit value, beginning of period    $ 11.90           $ 10.00

   Income from operations:
     Net investment income (loss)........           .01               .61
     Net realized and unrealized
       gain (loss) on investments........           .76              1.29
                                                -------           -------
       Total income (loss) from operations          .77              1.90
                                                -------           -------


Accumulation unit value, end of period...       $ 12.67           $ 11.90
                                                =======           =======


Total return.............................          6.46%            19.03%

Ratios and supplemental data:
   Net assets at end of period (in thousands)  $ 14,864           $ 9,446
   Ratio of net investment income (loss) to
     average net assets**................           .14%             5.47%


  * The above table illustrates the change for a unit outstanding computed using average units outstanding through each period.

  **  This ratio is annualized for the period ended September 30, 1996.

  /dagger/ The inception date of this sub-account was January 3, 1995. The total return is not annualized.

   The notes to the financial statements are an integral part of this report.

WRL SERIES LIFE ACCOUNT
C.A.S.E. GROWTH SUB-ACCOUNT
(UNAUDITED)


STATEMENT OF ASSETS, LIABILITIES AND EQUITY ACCOUNTS

ASSETS:                                     SEPTEMBER 30, 1996

  Investments at net asset value:
     WRL Series Fund, Inc.:
       C.A.S.E. Growth Portfolio
       (211,216.975 shares;
       cost $ 2,608,808).....................$     2,715,157

  Accrued transfers from (to) depositor - net        (56,062)
                                             ---------------

       Total assets..........................      2,659,095
                                             ---------------

LIABILITIES:.................................              0
                                             ---------------

       Total net assets......................$     2,659,095
                                             ===============

EQUITY ACCOUNTS:
  Policyowners' equity:
       C.A.S.E. Growth sub-account
       (258,931.483192 units;
       $ 10.171290 unit value)...............$     2,633,667

  Depositor's equity:
       C.A.S.E. Growth sub-account
       (2,500.000000 units;
       $ 10.171290 unit value................         25,428
                                             ---------------

       Total equity..........................$     2,659,095
                                             ===============



STATEMENT OF OPERATIONS
                                               PERIOD  ENDED
INVESTMENT INCOME:                          SEPTEMBER 30, 1996*

     Dividend income.........................$           739
     Capital gain distributions..............              0
                                             ---------------
                                                         739

EXPENSES:

     Mortality and expense risk charges......          4,077
                                             ---------------

       Net investment income (loss)..........         (3,338)
                                             ---------------

Net realized and unrealized gain (loss) on investments:
     Net realized gain (loss) from
       securities transactions...............         (2,194)
     Unrealized appreciation (depreciation)..        106,349
                                             ---------------
       Net gain (loss) on investments........        104,155
                                             ---------------

         Net increase (decrease) in net assets
           resulting from operations.........$       100,817
                                             ===============


STATEMENT OF CHANGES IN EQUITY ACCOUNTS
                                                                                                                   PERIOD ENDED
OPERATIONS:                                                                                                     SEPTEMBER 30, 1996*
  Net investment income (loss)......................................................................................  $     (3,338)
  Net gain (loss) on investments....................................................................................       104,155
                                                                                                                      ------------
  Net increase (decrease) in equity accounts
     resulting from operations......................................................................................       100,817
                                                                                                                      ------------

EQUITY TRANSACTIONS:
  Proceeds from units sold (redeemed)...............................................................................     2,590,910
                                                                                                                      ------------
  Less cost of units redeemed:
     Administrative charges.........................................................................................        47,280
     Policy loans...................................................................................................             0
     Surrender benefits.............................................................................................        10,352
     Death benefits.................................................................................................             0
                                                                                                                      ------------
                                                                                                                            57,632
                                                                                                                      ------------
     Increase (decrease) in equity accounts from
       capital unit transactions....................................................................................     2,533,278
                                                                                                                      ------------
     Net increase (decrease) in equity accounts.....................................................................     2,634,095
  Depositor's equity contribution (redemption)......................................................................        25,000

EQUITY ACCOUNTS:

  Beginning of period...............................................................................................             0
                                                                                                                      ------------
  End of period.....................................................................................................  $  2,659,095
                                                                                                                      ============

  *  The inception date of this sub-account was May 1, 1996.

   The notes to the financial statements are an integral part of this report.

WRL SERIES LIFE ACCOUNT
C.A.S.E. GROWTH SUB-ACCOUNT
(UNAUDITED)



SELECTED PER UNIT DATA  AND RATIOS*
FOR THE PERIOD ENDED

                                               SEPTEMBER 30
                                               1996/dagger/
                                               ----
Accumulation unit value, beginning of period   $ 10.00

   Income from operations:
     Net investment income (loss)........         (.05)
     Net realized and unrealized
       gain (loss) on investments........          .22
                                               -------
       Total income (loss) from operations         .17
                                               -------


Accumulation unit value, end of period...      $ 10.17
                                               =======


Total return.............................         1.71%

Ratios and supplemental data:
   Net assets at end of period (in thousands)  $ 2,659
   Ratio of net investment income (loss)
     to average net assets**.............        (1.67)%


  * The above table illustrates the change for a unit outstanding computed using average units outstanding through each period.

  ** This ratio is annualized for the period ended September 30, 1996.

  /dagger/ The inception date of this sub-account was May 1, 1996. The total return is not annualized.

   The notes to the financial statements are an integral part of this report.

WRL SERIES LIFE ACCOUNT
VALUE EQUITY SUB-ACCOUNT
(UNAUDITED)


STATEMENT OF ASSETS, LIABILITIES AND EQUITY ACCOUNTS

ASSETS:                                     SEPTEMBER 30, 1996

  Investments at net asset value:
     WRL Series Fund, Inc.:
       Value Equity Portfolio
       (503,729.939 shares;
       cost $ 5,170,272).....................$     5,351,399

  Accrued transfers from (to) depositor - net         31,656
                                             ---------------

       Total assets..........................      5,383,055
                                             ---------------

LIABILITIES:.................................              0
                                             ---------------

       Total net assets......................$     5,383,055
                                             ===============

EQUITY ACCOUNTS:

  Policyowners' equity:

       Value Equity sub-account
       (488,616.296490 units;
       $ 10.583725 unit value)...............$     5,171,381

  Depositor's equity:

       Value Equity sub-account
       (20,000.000000 units;
       $ 10.583725 unit value................        211,674
                                             ---------------

       Total equity..........................$     5,383,055
                                             ===============



STATEMENT OF OPERATIONS
                                               PERIOD ENDED
INVESTMENT INCOME:                          SEPTEMBER 30, 1996*

     Dividend income.........................$             0
     Capital gain distributions..............              0
                                             ---------------
                                                           0

EXPENSES:

     Mortality and expense risk charges......          5,878
                                             ---------------

       Net investment income (loss)..........         (5,878)
                                             ---------------

Net realized and unrealized gain (loss) on investments:
     Net realized gain (loss) from
       securities transactions...............          3,604
     Unrealized appreciation (depreciation)..        181,127
                                             ---------------
       Net gain (loss) on investments........        184,731
                                             ---------------
         Net increase (decrease) in net assets
           resulting from operations.........$       178,853
                                             ===============

STATEMENT OF CHANGES IN EQUITY ACCOUNTS
                                                                                                                   PERIOD ENDED
OPERATIONS:                                                                                                     SEPTEMBER 30, 1996*
  Net investment income (loss)......................................................................................  $     (5,878)
  Net gain (loss) on investments....................................................................................       184,731
                                                                                                                      ------------
  Net increase (decrease) in equity accounts
     resulting from operations......................................................................................       178,853
                                                                                                                      ------------

EQUITY TRANSACTIONS:

  Proceeds from units sold (repurchased):
     Net payments (redemptions).....................................................................................     5,063,012
                                                                                                                      ------------
  Less cost of units redeemed:
     Cost of insurance and administrative charges...................................................................        38,783
     Policy loans...................................................................................................             0
     Surrender benefits.............................................................................................        20,027
     Death benefits.................................................................................................             0
                                                                                                                      ------------
                                                                                                                            58,810
                                                                                                                      ------------

     Increase (decrease) in equity accounts from
       capital unit transactions....................................................................................     5,004,202
                                                                                                                      ------------
     Net increase (decrease) in equity accounts.....................................................................     5,183,055
  Depositor's equity contribution (redemption)......................................................................       200,000

EQUITY ACCOUNTS:

  Beginning of period...............................................................................................             0
                                                                                                                      ------------
  End of period.....................................................................................................  $  5,383,055
                                                                                                                      ============

  *  The inception date of this sub-account was May 1, 1996

   The notes to the financial statements are an integral part of this report.

WRL SERIES LIFE ACCOUNT
VALUE EQUITY SUB-ACCOUNT
(UNAUDITED)



SELECTED PER UNIT DATA  AND RATIOS*
FOR THE PERIOD ENDED

                                               SEPTEMBER 30
                                                  1996/dagger/
                                                  ----
Accumulation unit value, beginning of period      $ 10.00

   Income from operations:
     Net investment income (loss)........            (.15)
     Net realized and unrealized
       gain (loss) on investments........             .73
                                                  -------
       Total income (loss) from operations            .58
                                                  -------


Accumulation unit value, end of period...         $ 10.58
                                                  =======


Total return.............................            5.84%

Ratios and supplemental data:
   Net assets at end of period (in thousands)     $ 5,383
   Ratio of net investment income to
     average net assets**................           (3.64)%


  * The above table illustrates the change for a unit outstanding computed using average units outstanding through each period.

  ** This ratio is annualized for the period ended September 30, 1996.

  /dagger/ The inception date of this sub-account was May 1 , 1996. The total return is not annualized.

   The notes to the financial statements are an integral part of this report.

WRL SERIES LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)

SEPTEMBER 30, 1996

NOTE 1 - ORGANIZATION AND SUMMARY OF
           SIGNIFICANT ACCOUNTING POLICIES

    The WRL Series Life Account (the "Life Account") was established as a variable life insurance separate account of the Western Reserve Life Assurance Co. of Ohio ("WRL") and is registered as a unit investment trust ("Trust") under the Investment Company Act of 1940, as amended. The Life Account contains thirteen investment options referred to as sub-accounts. Each sub-account invests in the corresponding portfolio of the WRL Series Fund, Inc. (the "Fund"), a registered management investment company under the Investment Company Act of 1940, as amended. These portfolios and their respective investment management organizations are as follows:

PORTFOLIO                    INVESTMENT MANAGER
---------                    ------------------
Money Market                 J.P. Morgan Investment Management Inc.
Bond                         Janus Capital Corporation (JCC)
Growth                       JCC
Short-to-Intermediate        AEGON USA Investment
     Government                   Management, Inc. ("AEGON Management")
Global                       JCC
Equity-Income                Luther King Asset Management Inc.
Emerging Growth              Van Kampen/American Capital Asset
                                  Management,Inc.
Aggressive Growth            Fred Alger Management,Inc.
Balanced                     AEGON Management
Utility                      Federated Investment Counseling
Tactical Asset               Dean Investment Associates
      Allocation
C.A.S.E. Growth              C.A.S.E. Management, Inc.
Value Equity                 NWQ Investment Management Company, Inc.

    WRL and AEGON Management are indirectly wholly-owned subsidiaries of AEGON USA, Inc., which is an indirect wholly-owned subsidiary of AEGON nv, a Netherlands Corporation.

    On May 1, 1996, WRL made an initial contribution to the Life Account C.A.S.E. Growth and Value Equity sub-accounts, which in turn invested in the respective portfolios. The amount of the contribution and the units received are as follows:

SUB-ACCOUNT                   CONTRIBUTION          UNITS
-----------                   ------------          -----
C.A.S.E. Growth                  $ 25,000       2,500.000000
Value Equity                      200,000      20,000.000000

    The Life Account holds assets to support the benefits under flexible premium variable universal life insurance policies (the "Policies") issued by WRL, which issued the first of such Policies on October 3, 1986. The Life Account's equity transactions are accounted for using the appropriate effective date at the corresponding accumulation unit value.

    The preparation of the financial statements in accordance wth generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    The following significant accounting policies, which are in conformity with generally accepted accounting principles for unit investment trusts, have been consistently used in preparation of the Trust's financial statements.

A.   VALUATION OF INVESTMENTS
     The investments in the Fund's shares are stated at the closing net asset value ("NAV") per share as determined by the Fund on September 30, 1996. Investment transactions are accounted for on the trade date, using the Fund NAV per share next determined after receipt of sale or redemption order without sales charges. Dividend income and capital gain distributions are recorded on the ex-dividend date. The cost of investments sold is determined on a first-in first-out basis.

B.   FEDERAL INCOME TAXES
     The operations of the Life Account are a part of and are taxed with the total operations of WRL, which is taxed as a life insurance company under the Internal Revenue Code. Under current law, the investment income of the Life Account, including realized and unrealized capital gains, is not taxable to WRL. Accordingly, no provision for Federal income taxes has been made.

NOTE 2 - CHARGES AND DEDUCTIONS

    Charges are assessed by WRL in connection with issuance and administration of the Policies.

A.   POLICY CHARGES
     Under some forms of the Policies, sales and other administrative charges are deducted by WRL prior to allocation of policyowner payments to the sub-accounts.

NOTES TO FINANCIAL STATEMENTS
WRL SERIES LIFE ACCOUNT

(UNAUDITED)


     Thereafter, monthly administrative charges are deducted from the sub-accounts, some of which continue only during the first policy year. Contingent surrender charges may also apply.

     Under the other forms of the Policies, such "front-end" and other administrative charges are not deducted prior to allocation of the initial premium payment but may reside as contingent surrender charges.

     Under all forms of the Policy, monthly charges against policy cash values are made to compensate WRL for costs of insurance provided.

B.   LIFE ACCOUNT CHARGES

     A daily charge equal to an annual rate of 0.90% of average daily net assets of the Life Account is assessed to compensate WRL for assumption of mortality and expense risks in connection with issuance and administration of the Policies. This charge (not assessed at the individual policy level) effectively reduces the value of a unit outstanding during the year.

NOTE 3 - DIVIDENDS AND DISTRIBUTIONS

     Dividends of the Fund's Money Market Portfolio are declared daily and reinvested monthly. Dividends of the remaining portfolios are declared and reinvested semi-annually, while capital gain distributions are declared and reinvested annually. Dividends and distributions of the Fund are generally paid to and reinvested by the Life Account the next business day after declaration.

NOTE 4 - OTHER MATTERS

    As of September 30, 1996 the equity accounts include net unrealized appreciation (depreciation) on investments of:

   SUB-ACCOUNT
   -----------
   Money Market..............................$            n/a
   Bond......................................        (311,755)
   Growth....................................     100,582,396
   Short-to-Intermediate Government..........          12,874
   Global....................................      13,010,973
   Equity-Income.............................       7,483,906
   Emerging Growth...........................      31,853,966
   Aggressive Growth.........................       3,039,781
   Balanced..................................         419,341
   Utility...................................         146,139
   Tactical Asset Allocation.................       1,061,683
   C.A.S.E. Growth...........................         106,349
   Value Equity..............................         181,127

                   WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO
                         BALANCE SHEET - STATUTORY BASIS
                            AS OF SEPTEMBER 30, 1996
                           (IN THOUSANDS) (UNAUDITED)

         ASSETS

Bonds                                                       $  397,320
Common stocks and mutual funds                                     610
Mortgage loans on real estate                                    6,079
Real estate                                                      7,289
Policy loans                                                    47,942
Cash and short-term investments                                 (8,163)
Separate account assets                                      3,295,321
Other assets                                                    17,235
                                                            ----------

Total assets                                                $3,763,633
                                                            ==========

LIABILITIES AND CAPITAL AND SURPLUS

Policy reserves                                             $  299,797
Other policy liabilities                                        30,655
Amounts due or accrued                                          14,118
Separate account liabilities                                 3,290,269
Borrowed money                                                  25,900
Asset valuation reserve                                          6,033
                                                            ----------
Total liabilities                                            3,666,772

Total capital and surplus                                       96,861
                                                            ----------

Total liabilities, capital, and surplus                     $3,763,633
                                                            ==========

See note to financial statements

                   WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO
                    STATEMENT OF OPERATIONS - STATUTORY BASIS
                  FOR THE NINE MONTHS ENDED SEPTEMBER 30, 1996
                           (IN THOUSANDS) (UNAUDITED)

 Premium income                                                $750,143
 Net investment income                                           27,905
 Net realized capital gains (losses)                                 89
 Other income                                                    10,172
 Benefit payments incurred                                     (241,024)
 Decrease in policy
   and contract reserves                                         94,965
 Net transfers to separate accounts                            (491,331)
 Operating costs                                               (143,580)
                                                               ---------
 Income before income taxes                                       7,339
 Federal income taxes                                            (6,002)
                                                               ---------

 Net income (loss)                                             $  1,337
                                                               =========

 See note to financial statements

                   WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO
           STATEMENT OF CHANGES IN CAPITAL AND SURPLUS-STATUTORY BASIS
                           (IN THOUSANDS) (UNAUDITED)

                                                               ADDITIONAL                           TOTAL
                                            COMMON              PAID-IN           UNASSIGNED     CAPITAL AND
                                             STOCK              CAPITAL            SURPLUS         SURPLUS
                                            ------             ----------         ----------     -----------
Balance at December 31, 1995                $1,500              $68,015            $28,424         $97,939
Net income                                                                           1,337           1,337
Change in reserve valuation basis             -                   -                 (2,246)         (2,246)
Change in Unrealized gains (losses)           -                   -                    147             147
Change in non-admitted assets                 -                   -                     96              96
Change in asset valuation reserves            -                   -                   (444)           (444)
Change in separate accounts surplus           -                   -                     32              32
                                            ------              -------            -------         -------

Balance at September 30, 1996               $1,500              $68,015            $27,346         $96,861
                                            ======              =======            =======         =======

See note to financial statements

                   WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO
                    STATEMENT OF CASH FLOWS - STATUTORY BASIS
                  FOR THE NINE MONTHS ENDED SEPTEMBER 30, 1996
                           (IN THOUSANDS) (UNAUDITED)

     Operations:
Cash from insurance operations                                $(126,122)
Investment income received                                       28,529
Federal income taxes                                             (5,624)
                                                              ----------

Cash provided (used) by operations                             (103,217)
                                                              ----------
     Investment activities:
Proceeds from sale or maturity of
  long-term invested assets                                      92,739
Cost of long-term investments acquired                          (32,327)
Other, net                                                       10,243
                                                              ---------
Cash provided (used) by
  investment activities                                          70,655
                                                              ----------
     Financing activities:
Increase (decrease) in borrowed money                            25,900
                                                              ----------
Cash provided by (used in)
  financing activities                                           25,900
                                                              ----------

Net increase (decrease) in cash
  and short-term investments                                     (6,662)

Cash and short-term investments:
  Beginning of year                                              (1,501)
                                                              ----------
  End of period                                               $  (8,163)
                                                              ==========

See note to financial statements

                   WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO
                 NOTE TO FINANCIAL STATEMENTS - STATUTORY BASIS
                      AS OF SEPTEMBER 30, 1996 (UNAUDITED)

1.  BASIS OF PRESENTATION

The accompanying unaudited statutory basis financial statements have been prepared in accordance with statutory accounting principles for interim financial information and the instructions to Article 10 of Regulation S-X. Accordingly, they do not include all of the information and notes required by generally accepted accounting principles for complete financial statements. In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation have been included. Operating results for the nine-month period ended September 30, 1996 are not necessarily indicative of the results that may be expected for the year ending December 31, 1996. For further information, refer to the accompanying statutory basis financial statements and notes thereto for the year ended December 31, 1995.

WRL SERIES LIFE ACCOUNT

--------------------------------------------------------------------------------

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of Western Reserve Life Assurance Co. of Ohio and Policyholders of the WRL Series Life Account

     In our opinion, the accompanying statements of assets, liabilities and equity accounts and the related statements of operations and of changes in equity accounts and the selected per unit data and ratios present fairly, in all material respects, the financial position of the Money Market, Bond, Growth, Short-to-Intermediate Government, Global, Equity-Income, Emerging Growth, Aggressive Growth, Balanced, Utility and Tactical Asset Allocation Sub-Accounts of the WRL Series Life Account (a separate account of Western Reserve Life Assurance Co. of Ohio, hereafter referred to as the "Life Account") at December 31, 1995, the results of each of their operations, the changes in each of their equity accounts and the selected per unit data and ratios for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements and selected per unit data and ratios (hereafter referred to as "financial statements") are the responsibility of the Life Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP

Kansas City, Missouri
January 31, 1996

--------------------------------------------------------------------------------

WRL SERIES LIFE ACCOUNT
MONEY MARKET SUB-ACCOUNT

--------------------------------------------------------------------------------

STATEMENT OF ASSETS, LIABILITIES AND EQUITY ACCOUNTS


                   ASSETS:                   DECEMBER 31, 1995

  Investments, at net asset value:
    WRL Series Fund, Inc.:

      Money Market Portfolio
      (10,819,939.810 shares;

      cost $ 10,819,940).....................   $  10,819,940
  Accrued transfers from (to)
    depositor - net..........................         (61,316)
                                             -----------------
      Total assets...........................      10,758,624
                                             -----------------
LIABILITIES:.................................               0
                                             -----------------
      Total net assets.......................   $  10,758,624
                                             ===================
EQUITY ACCOUNTS:
  Policy Owners' equity:

      Money Market sub-account
      (725,394.862557 units;

      $ 14.831403 unit value)................   $  10,758,624
                                             -----------------
      Total equity...........................   $  10,758,624
                                             ===================

STATEMENT OF OPERATIONS


                                                YEAR ENDED

INVESTMENT INCOME:                           DECEMBER 31, 1995

    Dividend income..........................     $ 478,782
    Capital gain distributions...............             0
                                             -----------------
                                                    478,782

EXPENSES:

    Mortality and expense risk charges.......        81,372
                                             -----------------
      Net investment income (loss)...........       397,410
                                             -----------------
Net realized and unrealized gain (loss) on investments:

    Net realized gain (loss) from securities
      transactions...........................             0
    Change in unrealized appreciation

      (depreciation).........................             0
                                             -----------------
      Net gain (loss) on investments.........             0
                                             -----------------
        Net increase (decrease) in equity
          accounts resulting from

          operations.........................     $ 397,410
                                             ===================

STATEMENT OF CHANGES IN EQUITY ACCOUNTS


                                                                                            YEAR ENDED             YEAR ENDED
                                                                                         DECEMBER 31, 1995      DECEMBER 31, 1994


OPERATIONS:

  Net investment income (loss)...........................................................   $    397,410           $   185,968
  Net gain (loss) on investments.........................................................              0                     0
                                                                                         ----------------       -----------------
  Net increase (decrease) in equity accounts

    resulting from operations............................................................        397,410               185,968
                                                                                         ----------------       -----------------
EQUITY TRANSACTIONS:

  Proceeds from units sold (redeemed)....................................................      3,139,280             6,263,945
                                                                                         ----------------       -----------------
  Less cost of units redeemed:

    Administrative charges...............................................................      1,356,484             1,261,165
    Policy loans.........................................................................        219,767                57,873
    Surrender benefits...................................................................        899,893               409,880
    Death benefits.......................................................................          7,670                   562
                                                                                         ----------------       -----------------
                                                                                               2,483,814             1,729,480
                                                                                         ----------------       -----------------
    Increase (decrease) in equity accounts from

      capital unit transactions..........................................................        655,466             4,534,465
                                                                                         ----------------       -----------------
    Net increase (decrease) in equity accounts...........................................      1,052,876             4,720,433
EQUITY ACCOUNTS:
  Beginning of period....................................................................      9,705,748             4,985,315
                                                                                         ----------------       -----------------
  End of period..........................................................................   $ 10,758,624           $ 9,705,748
                                                                                         ==================     ===================

   The notes to the financial statements are an integral part of this report.

--------------------------------------------------------------------------------

WRL SERIES LIFE ACCOUNT
MONEY MARKET SUB-ACCOUNT

--------------------------------------------------------------------------------

SELECTED PER UNIT DATA AND RATIOS*
FOR THE PERIOD ENDED


                                                                                      DECEMBER 31

                                                        ------------------------------------------------------------------------
                                                          1995            1994            1993            1992            1991
                                                        --------         -------         -------         -------         -------
Accumulation unit value, beginning of period....        $  14.19         $ 13.84         $ 13.63         $ 13.33         $ 12.78
  Income from operations:

    Net investment income (loss)................             .64             .35             .21             .30             .55
    Net realized and unrealized
      gain (loss) on investments................             .00             .00             .00             .00             .00
                                                        --------         -------         -------         -------         -------
      Total income (loss) from operations.......             .64             .35             .21             .30             .55
                                                        --------         -------         -------         -------         -------
Accumulation unit value, end of period..........        $  14.83         $ 14.19         $ 13.84         $ 13.63         $ 13.33
                                                        ========         ========        ========        ========        ========
Total return....................................            4.49%           2.58%           1.52%           2.24%           4.34%
Ratios and supplemental data:
  Net assets at end of period (in thousands)....        $ 10,759         $ 9,706         $ 4,985         $ 4,619         $ 4,042
  Ratio of net investment income (loss)
    to average net assets.......................            4.37%           2.66%           1.51%           2.12%           4.28%

* The above table illustrates the change for a unit outstanding computed using average units outstanding throughout each period.

   The notes to the financial statements are an integral part of this report.

--------------------------------------------------------------------------------

WRL SERIES LIFE ACCOUNT
BOND SUB-ACCOUNT

--------------------------------------------------------------------------------

STATEMENT OF ASSETS, LIABILITIES AND EQUITY ACCOUNTS


ASSETS:                                      DECEMBER 31, 1995

  Investments, at net asset value:
    WRL Series Fund, Inc.:

      Bond Portfolio
      (886,633.291 shares;

      cost $ 9,906,273)......................   $  10,059,038
  Accrued transfers from (to)
    depositor - net..........................           7,094
                                             -----------------
      Total assets...........................      10,066,132
                                             -----------------
LIABILITIES:.................................               0
                                             -----------------
      Total net assets.......................   $  10,066,132
                                             ===================
EQUITY ACCOUNTS:
  Policy Owners' equity:

      Bond sub-account
      (511,648.226174 units;

      $ 19.673931 unit value)................   $  10,066,132
                                             -----------------
      Total equity...........................   $  10,066,132
                                             ===================

STATEMENT OF OPERATIONS


                                                YEAR ENDED

INVESTMENT INCOME:                           DECEMBER 31, 1995

    Dividend income..........................    $   531,010
    Capital gain distributions...............              0
                                             -----------------
                                                     531,010

EXPENSES:

    Mortality and expense risk charges.......         71,033
                                             -----------------
      Net investment income (loss)...........        459,977
                                             -----------------
Net realized and unrealized gain (loss) on investments:

    Net realized gain (loss) from securities
      transactions...........................       (127,916)
    Change in unrealized appreciation

      (depreciation).........................      1,208,073
                                             -----------------
      Net gain (loss) on investments.........      1,080,157
                                             -----------------
        Net increase (decrease) in equity
          accounts resulting from

          operations.........................    $ 1,540,134
                                             ===================

STATEMENT OF CHANGES IN EQUITY ACCOUNTS

                                                                                          YEAR ENDED              YEAR ENDED
                                                                                        DECEMBER 31, 1995       DECEMBER 31, 1994


OPERATIONS:

  Net investment income (loss)..........................................................   $     459,977           $   346,531
  Net gain (loss) on investments........................................................       1,080,157              (901,953)
                                                                                        -----------------       -----------------
  Net increase (decrease) in equity accounts

    resulting from operations...........................................................       1,540,134              (555,422)
                                                                                        -----------------       -----------------
EQUITY TRANSACTIONS:

  Proceeds from units sold (redeemed)...................................................       3,749,029               678,317
                                                                                        -----------------       -----------------
  Less cost of units redeemed:

    Administrative charges..............................................................         916,494               595,277
    Policy loans........................................................................         197,829                57,084
    Surrender benefits..................................................................         357,384               194,018
    Death benefits......................................................................          10,202                 2,326
                                                                                        -----------------       -----------------
                                                                                               1,481,909               848,705
                                                                                        -----------------       -----------------
    Increase (decrease) in equity accounts from

      capital unit transactions.........................................................       2,267,120              (170,388)
                                                                                        -----------------       -----------------
    Net increase (decrease) in equity accounts..........................................       3,807,254              (725,810)
EQUITY ACCOUNTS:
  Beginning of period...................................................................       6,258,878             6,984,688
                                                                                        -----------------       -----------------
  End of period.........................................................................   $  10,066,132           $ 6,258,878
                                                                                        ===================     ===================

   The notes to the financial statements are an integral part of this report.

--------------------------------------------------------------------------------

WRL SERIES LIFE ACCOUNT
BOND SUB-ACCOUNT
--------------------------------------------------------------------------------
SELECTED PER UNIT DATA AND RATIOS*
FOR THE PERIOD ENDED


                                                                                      DECEMBER 31

                                                        ------------------------------------------------------------------------
                                                          1995            1994            1993            1992            1991
                                                        --------         -------         -------         -------         -------
Accumulation unit value, beginning of period....        $  16.14         $ 17.50         $ 15.57         $ 14.68         $ 12.48
  Income from operations:

    Net investment income (loss)................            1.05             .89            2.11            1.00             .48
    Net realized and unrealized
      gain (loss) on investments................            2.48           (2.25)           (.18)           (.11)           1.72
                                                        --------         -------         -------         -------         -------
      Total income (loss) from operations.......            3.53           (1.36)           1.93             .89            2.20
                                                        --------         -------         -------         -------         -------
Accumulation unit value, end of period..........        $  19.67         $ 16.14         $ 17.50         $ 15.57         $ 14.68
                                                        =========        ========        ========        ========        ========
Total return....................................           21.89%          (7.77)%         12.40%           6.08%          17.63%
Ratios and supplemental data:
  Net assets at end of period (in thousands)....        $ 10,066         $ 6,259         $ 6,985         $ 4,558         $ 3,055
  Ratio of net investment income (loss)
    to average net assets.......................            5.80%           5.57%          12.92%           6.69%           3.59%

* The above table illustrates the change for a unit outstanding computed using average units outstanding throughout each period.

   The notes to the financial statements are an integral part of this report.

--------------------------------------------------------------------------------

WRL SERIES LIFE ACCOUNT
GROWTH SUB-ACCOUNT

--------------------------------------------------------------------------------

STATEMENT OF ASSETS, LIABILITIES AND EQUITY ACCOUNTS


ASSETS:                                    DECEMBER 31, 1995

  Investments, at net asset value:
    WRL Series Fund, Inc.:

      Growth Portfolio
      (8,285,195.096 shares;

      cost $ 202,613,364)..................   $ 262,315,405
  Accrued transfers from (to)
    depositor - net........................         151,700
                                           -----------------
      Total assets.........................     262,467,105
                                           -----------------
LIABILITIES:...............................               0
                                           -----------------
      Total net assets.....................   $ 262,467,105
                                           =====================
EQUITY ACCOUNTS:
  Policy Owners' equity:

      Growth sub-account
      (6,329,021.828348 units;

      $ 41.470406 unit value)..............   $ 262,467,105
                                           -----------------
      Total equity.........................   $ 262,467,105
                                           =====================

STATEMENT OF OPERATIONS


                                               YEAR ENDED

                                              DECEMBER 31,

INVESTMENT INCOME:                               1995

    Dividend income.........................   $  1,182,462
    Capital gain distributions..............     23,952,283
                                            ----------------
                                                 25,134,745

EXPENSES:

    Mortality and expense risk charges......      1,884,365
                                            ----------------
      Net investment income (loss)..........     23,250,380
                                            ----------------
Net realized and unrealized gain (loss) on investments:

    Net realized gain (loss) from securities
      transactions..........................      5,296,297
    Change in unrealized appreciation

      (depreciation)........................     49,505,485
                                            ----------------
      Net gain (loss) on investments........     54,801,782
                                            ----------------
        Net increase (decrease) in equity
          accounts resulting from

          operations........................   $ 78,052,162
                                            ====================

STATEMENT OF CHANGES IN EQUITY ACCOUNTS


                                                                                            YEAR ENDED

                                                                                           DECEMBER 31,            YEAR ENDED
                                                                                               1995             DECEMBER 31, 1994


OPERATIONS:

  Net investment income (loss)...........................................................  $   23,250,380         $     242,685
  Net gain (loss) on investments.........................................................      54,801,782           (16,096,859)
                                                                                         ----------------       -----------------
  Net increase (decrease) in equity accounts

    resulting from operations............................................................      78,052,162           (15,854,174)
                                                                                         ----------------       -----------------
EQUITY TRANSACTIONS:

  Proceeds from units sold (redeemed)....................................................      61,850,933            37,295,869
                                                                                         ----------------       -----------------
  Less cost of units redeemed:

    Administrative charges...............................................................      23,714,204            20,971,223
    Policy loans.........................................................................       5,518,596             2,955,838
    Surrender benefits...................................................................       8,982,170             5,498,322
    Death benefits.......................................................................         711,078               282,972
                                                                                         ----------------       -----------------
                                                                                               38,926,048            29,708,355
                                                                                         ----------------       -----------------
    Increase (decrease) in equity accounts from

      capital unit transactions..........................................................      22,924,885             7,587,514
                                                                                         ----------------       -----------------
    Net increase (decrease) in equity accounts...........................................     100,977,047            (8,266,660)
EQUITY ACCOUNTS:
  Beginning of period....................................................................     161,490,058           169,756,718
                                                                                         ----------------       -----------------
  End of period..........................................................................  $  262,467,105         $ 161,490,058
                                                                                         ==================     ===================

   The notes to the financial statements are an integral part of this report.

--------------------------------------------------------------------------------

WRL SERIES LIFE ACCOUNT
GROWTH SUB-ACCOUNT

--------------------------------------------------------------------------------

SELECTED PER UNIT DATA AND RATIOS*
FOR THE PERIOD ENDED


                                                                                  DECEMBER 31

                                                        ---------------------------------------------------------------
                                                          1995              1994              1993              1992
                                                        ---------         ---------         ---------         ---------
Accumulation unit value, beginning of period....        $   28.44         $   31.30         $   30.37         $   29.95
  Income from operations:

    Net investment income (loss)................             3.89               .04               .46              1.09
    Net realized and unrealized
      gain (loss) on investments................             9.14             (2.90)              .47              (.67)
                                                        ---------         ---------         ---------         ---------
      Total income (loss) from operations.......            13.03             (2.86)              .93               .42
                                                        ---------         ---------         ---------         ---------
Accumulation unit value, end of period..........        $   41.47         $   28.44         $   31.30         $   30.37
                                                        ==========        ==========        ==========        ==========
Total return....................................            45.81%            (9.13)%            3.06%             1.41%
Ratios and supplemental data:
  Net assets at end of period (in thousands)....        $ 262,467         $ 161,490         $ 169,757         $ 146,053
  Ratio of net investment income (loss)
    to average net assets.......................            11.05%              .16%             1.56%             3.84%


                                                    1991

                                                  ---------
Accumulation unit value, beginning of period....  $   18.91
  Income from operations:

    Net investment income (loss)................       1.72
    Net realized and unrealized
      gain (loss) on investments................       9.32
                                                  ---------
      Total income (loss) from operations.......      11.04
                                                  ---------
Accumulation unit value, end of period..........  $   29.95
                                                  ==========
Total return....................................      58.37%
Ratios and supplemental data:
  Net assets at end of period (in thousands)....  $ 111,375
  Ratio of net investment income (loss)
    to average net assets.......................       7.14%

* The above table illustrates the change for a unit outstanding computed using average units outstanding throughout each period.

   The notes to the financial statements are an integral part of this report.

--------------------------------------------------------------------------------

WRL SERIES LIFE ACCOUNT

SHORT-TO-INTERMEDIATE GOVERNMENT SUB-ACCOUNT

--------------------------------------------------------------------------------

STATEMENT OF ASSETS, LIABILITIES AND EQUITY ACCOUNTS


ASSETS:                                      DECEMBER 31, 1995

  Investments, at net asset value:
    WRL Series Fund, Inc.:

      Short-to-Intermediate Government
      Portfolio

      (142,006.075 shares;

      cost $ 1,440,621)......................    $ 1,479,151
  Accrued transfers from (to)
    depositor - net..........................         38,834
                                             -----------------
      Total assets...........................      1,517,985
                                             -----------------
LIABILITIES:.................................              0
                                             -----------------
      Total net assets.......................    $ 1,517,985
                                             ===================
EQUITY ACCOUNTS:
  Policy Owners' equity:

      Short-to-Intermediate Government
      sub-account
      (131,385.750734 units;

      $ 11.553647 unit value)................    $ 1,517,985
                                             -----------------
      Total equity...........................    $ 1,517,985
                                             ===================

STATEMENT OF OPERATIONS



                                                YEAR ENDED

INVESTMENT INCOME:                           DECEMBER 31, 1995

    Dividend income..........................    $    72,133
    Capital gain distributions...............              0
                                             -----------------
                                                      72,133

EXPENSES:

    Mortality and expense risk charges.......         10,047
                                             -----------------
      Net investment income (loss)...........         62,086
                                             -----------------
Net realized and unrealized gain (loss) on investments:

    Net realized gain (loss) from securities
      transactions...........................          2,109
    Change in unrealized appreciation

      (depreciation).........................         66,278
                                             -----------------
      Net gain (loss) on investments.........         68,387
                                             -----------------
        Net increase (decrease) in equity
          accounts resulting from

          operations.........................    $   130,473
                                             ===================

STATEMENT OF CHANGES IN EQUITY ACCOUNTS


                                                                                           YEAR ENDED              YEAR ENDED
                                                                                        DECEMBER 31, 1995       DECEMBER 31, 1994


OPERATIONS:

  Net investment income (loss)..........................................................    $    62,086            $    37,124
  Net gain (loss) on investments........................................................         68,387                (49,327)
                                                                                        -----------------       -----------------
  Net increase (decrease) in equity accounts

    resulting from operations...........................................................        130,473                (12,203)
                                                                                        -----------------       -----------------
EQUITY TRANSACTIONS:

  Proceeds from units sold (redeemed)...................................................        679,242                515,009
                                                                                        -----------------       -----------------
  Less cost of units redeemed:

    Administrative charges..............................................................        141,954                108,685
    Policy loans........................................................................         52,521                  3,307
    Surrender benefits..................................................................         41,967                 11,985
    Death benefits......................................................................            144                 15,256
                                                                                        -----------------       -----------------
                                                                                                236,586                139,233
                                                                                        -----------------       -----------------
    Increase (decrease) in equity accounts from

      capital unit transactions.........................................................        442,656                375,776
                                                                                        -----------------       -----------------
    Net increase (decrease) in equity accounts..........................................        573,129                363,573
  Depositor's equity contribution (redemption)..........................................              0               (826,666)
EQUITY ACCOUNTS:

  Beginning of period...................................................................        944,856              1,407,949
                                                                                        -----------------       -----------------
  End of period.........................................................................    $ 1,517,985            $   944,856
                                                                                        ===================     ===================

   The notes to the financial statements are an integral part of this report.

--------------------------------------------------------------------------------

WRL SERIES LIFE ACCOUNT

SHORT-TO-INTERMEDIATE GOVERNMENT SUB-ACCOUNT

--------------------------------------------------------------------------------

SELECTED PER UNIT DATA AND RATIOS*
FOR THE PERIOD ENDED


                                                                              DECEMBER 31

                                                        -------------------------------------------------------
                                                         1995            1994            1993            1992+
                                                        -------         -------         -------         -------
Accumulation unit value, beginning of period....        $ 10.27         $ 10.40         $ 10.04         $ 10.00
  Income from operations:

    Net investment income (loss)................            .61             .40             .14             .01
    Net realized and unrealized
      gain (loss) on investments................            .67            (.53)            .22             .03
                                                        -------         -------         -------         -------
      Total income (loss) from operations.......           1.28            (.13)            .36             .04
                                                        -------         -------         -------         -------
Accumulation unit value, end of period..........        $ 11.55         $ 10.27         $ 10.40         $ 10.04
                                                        ========        ========        ========        ========
Total return....................................          12.53%          (1.32)%          3.64%            .38%
Ratios and supplemental data:
  Net assets at end of period (in thousands)....        $ 1,518         $   945         $ 1,408         $   803
  Ratio of net investment income (loss)
    to average net assets.......................           5.53%           4.06%           1.39%            .16%

* The above table illustrates the change for a unit outstanding computed using average units outstanding throughout each period.

+ The inception date of this sub-account was December 3, 1992. The total return and ratio of net investment income to average net assets are not annualized.

   The notes to the financial statements are an integral part of this report.

--------------------------------------------------------------------------------

WRL SERIES LIFE ACCOUNT
GLOBAL SUB-ACCOUNT

--------------------------------------------------------------------------------

STATEMENT OF ASSETS, LIABILITIES AND EQUITY ACCOUNTS


ASSETS:                                      DECEMBER 31, 1995

  Investments, at net asset value:
    WRL Series Fund, Inc.:

      Global Portfolio
      (2,386,494.041 shares;

      cost $ 33,426,846).....................   $  37,028,035
  Accrued transfers from (to)
    depositor - net..........................          20,662
                                             -----------------
      Total assets...........................      37,048,697
                                             -----------------
LIABILITIES:.................................               0
                                             -----------------
      Total net assets.......................   $  37,048,697
                                             ===================
EQUITY ACCOUNTS:
  Policy Owners' equity:

      Global sub-account
      (3,080,374.719544 units;

      $ 11.949748 unit value)................   $  36,809,702
  Depositors' equity:
      Global sub-account
      (20,000.000000 units;

      $ 11.949748 unit value)................         238,995
                                             -----------------
      Total equity...........................   $  37,048,697
                                             ===================

STATEMENT OF OPERATIONS



                                                YEAR ENDED

INVESTMENT INCOME:                          DECEMBER 31, 1995

    Dividend income..........................    $    37,966
    Capital gain distributions...............      1,399,851
                                             -----------------
                                                   1,437,817

EXPENSES:

    Mortality and expense risk charges.......        250,072
                                             -----------------
      Net investment income (loss)...........      1,187,745
                                             -----------------
Net realized and unrealized gain (loss) on investments:

    Net realized gain (loss) from securities
      transactions...........................        153,618
    Change in unrealized appreciation

      (depreciation).........................      4,472,385
                                             -----------------
      Net gain (loss) on investments.........      4,626,003
                                             -----------------
        Net increase (decrease) in equity
          accounts resulting from

          operations.........................    $ 5,813,748
                                             ===================

STATEMENT OF CHANGES IN EQUITY ACCOUNTS


                                                                                           YEAR ENDED             PERIOD ENDED
                                                                                        DECEMBER 31, 1995      DECEMBER 31, 1994*


OPERATIONS:

  Net investment income (loss)..........................................................   $   1,187,745          $     763,643
  Net gain (loss) on investments........................................................       4,626,003               (875,349)
                                                                                        -----------------       -----------------
  Net increase (decrease) in equity accounts

    resulting from operations...........................................................       5,813,748               (111,706)
                                                                                        -----------------       -----------------
EQUITY TRANSACTIONS:

  Proceeds from units sold (redeemed)...................................................      15,012,786             23,149,750
                                                                                        -----------------       -----------------
  Less cost of units redeemed:

    Administrative charges..............................................................       4,017,781              1,181,608
    Policy loans........................................................................         666,264                142,084
    Surrender benefits..................................................................         721,584                234,323
    Death benefits......................................................................          44,234                  8,003
                                                                                        -----------------       -----------------
                                                                                               5,449,863              1,566,018
                                                                                        -----------------       -----------------
    Increase (decrease) in equity accounts from

      capital unit transactions.........................................................       9,562,923             21,583,732
                                                                                        -----------------       -----------------
    Net increase (decrease) in equity accounts..........................................      15,376,671             21,472,026
  Depositor's equity contribution (redemption)..........................................               0                200,000
EQUITY ACCOUNTS:

  Beginning of period...................................................................      21,672,026                      0
                                                                                        -----------------       -----------------
  End of period.........................................................................   $  37,048,697          $  21,672,026
                                                                                        ===================     ===================

*  The inception date of this sub-account was March 1, 1994.

   The notes to the financial statements are an integral part of this report.

--------------------------------------------------------------------------------

WRL SERIES LIFE ACCOUNT
GLOBAL SUB-ACCOUNT

--------------------------------------------------------------------------------

SELECTED PER UNIT DATA AND RATIOS*
FOR THE PERIOD ENDED


                                                                DECEMBER 31

                                                        ----------------------------
                                                          1995              1994+
                                                        --------         -----------
Accumulation unit value, beginning of period....        $   9.80          $   10.00
  Income from operations:

    Net investment income (loss)................             .45                .71
    Net realized and unrealized
      gain (loss) on investments................            1.70               (.91)
                                                        --------         -----------
      Total income (loss) from operations.......            2.15               (.20)
                                                        --------         -----------
Accumulation unit value, end of period..........        $  11.95          $    9.80
                                                        =========        =============
Total return....................................           21.96%             (2.02)%
Ratios and supplemental data:
  Net assets at end of period (in thousands)....        $ 37,049          $  21,672
  Ratio of net investment income (loss)
    to average net assets.......................            4.25%              7.39%

* The above table illustrates the change for a unit outstanding computed using average units outstanding throughout each period.

+ The inception date of this sub-account was March 1, 1994. The total return and ratio of net investment income to average net assets are not annualized.

   The notes to the financial statements are an integral part of this report.

--------------------------------------------------------------------------------

WRL SERIES LIFE ACCOUNT
EQUITY-INCOME SUB-ACCOUNT

--------------------------------------------------------------------------------

STATEMENT OF ASSETS, LIABILITIES AND EQUITY ACCOUNTS


ASSETS:                                      DECEMBER 31, 1995

  Investments, at net asset value:
    WRL Series Fund, Inc.:

      Equity-Income Portfolio
      (3,079,777.685 shares;

      cost $ 35,168,616).....................   $  39,619,606
  Accrued transfers from (to)
    depositor - net..........................          28,669
                                             ----------------
      Total assets...........................      39,648,275
                                             ----------------
LIABILITIES:.................................               0
                                             ----------------
      Total net assets.......................   $  39,648,275
                                             ================
EQUITY ACCOUNTS:
  Policy Owners' equity:

      Equity-Income sub-account
      (2,885,803.576534 units;

      $ 13.739076 unit value)................   $  39,648,275
                                             ----------------
      Total equity...........................   $  39,648,275
                                             ================

STATEMENT OF OPERATIONS


                                                YEAR ENDED

INVESTMENT INCOME:                          DECEMBER 31, 1995

    Dividend income..........................    $ 1,009,870
    Capital gain distributions...............      1,034,053
                                             ---------------
                                                   2,043,923

EXPENSES:

    Mortality and expense risk charges.......        287,834
                                             ---------------
      Net investment income (loss)...........      1,756,089
                                             ---------------
Net realized and unrealized gain (loss) on investments:

    Net realized gain (loss) from securities
      transactions...........................        220,725
    Change in unrealized appreciation

      (depreciation).........................      4,771,750
                                             ---------------
      Net gain (loss) on investments.........      4,992,475
                                             ---------------
        Net increase (decrease) in equity
          accounts resulting from

          operations.........................    $ 6,748,564
                                             ===================

STATEMENT OF CHANGES IN EQUITY ACCOUNTS


                                                                                           YEAR ENDED              YEAR ENDED
                                                                                        DECEMBER 31, 1995       DECEMBER 31, 1994


OPERATIONS:

  Net investment income (loss)..........................................................   $   1,756,089          $     347,798
  Net gain (loss) on investments........................................................       4,992,475               (596,517)
                                                                                        -----------------       -----------------
  Net increase (decrease) in equity accounts

    resulting from operations...........................................................       6,748,564               (248,719)
                                                                                        -----------------       -----------------
EQUITY TRANSACTIONS:

  Proceeds from units sold (redeemed)...................................................      14,236,727             13,516,053
                                                                                        -----------------       -----------------
  Less cost of units redeemed:

    Administrative charges..............................................................       3,380,854              1,893,532
    Policy loans........................................................................         657,750                296,848
    Surrender benefits..................................................................         918,863                406,848
    Death benefits......................................................................          28,153                 19,871
                                                                                        -----------------       -----------------
                                                                                               4,985,620              2,617,099
                                                                                        -----------------       -----------------
    Increase (decrease) in equity accounts from

      capital unit transactions.........................................................       9,251,107             10,898,954
                                                                                        -----------------       -----------------
    Net increase (decrease) in equity accounts..........................................      15,999,671             10,650,235
  Depositor's equity contribution (redemption)..........................................               0               (344,138)
EQUITY ACCOUNTS:

  Beginning of period...................................................................      23,648,604             13,342,507
                                                                                        -----------------       -----------------
  End of period.........................................................................   $  39,648,275          $  23,648,604
                                                                                        ===================     ===================

   The notes to the financial statements are an integral part of this report.

--------------------------------------------------------------------------------

WRL SERIES LIFE ACCOUNT
EQUITY-INCOME SUB-ACCOUNT

--------------------------------------------------------------------------------

SELECTED PER UNIT DATA AND RATIOS*
FOR THE PERIOD ENDED


                                                                       DECEMBER 31

                                                        ------------------------------------------
                                                          1995             1994            1993+
                                                        --------         --------         --------
Accumulation unit value, beginning of period....        $  11.12         $  11.28         $  10.00
  Income from operations:

    Net investment income (loss)................             .68              .18              .19
    Net realized and unrealized
      gain (loss) on investments................            1.94             (.34)            1.09
                                                        --------         --------         --------
      Total income (loss) from operations.......            2.62             (.16)            1.28
                                                        --------         --------         --------
Accumulation unit value, end of period..........        $  13.74         $  11.12         $  11.28
                                                        =========        =========        =========
Total return....................................           23.55%           (1.42)%          12.81%
Ratios and supplemental data:
  Net assets at end of period (in thousands)....        $ 39,648         $ 23,649         $ 13,343
  Ratio of net investment income (loss)
    to average net assets.......................            5.47%            1.93%            1.89%

* The above table illustrates the change for a unit outstanding computed using average units outstanding throughout each period.

+ The inception date of this sub-account was March 1, 1993. The total return and ratio of net investment income to average net assets are not annualized.

   The notes to the financial statements are an integral part of this report.

--------------------------------------------------------------------------------

WRL SERIES LIFE ACCOUNT
EMERGING GROWTH SUB-ACCOUNT

--------------------------------------------------------------------------------

STATEMENT OF ASSETS, LIABILITIES AND EQUITY ACCOUNTS


ASSETS:                                      DECEMBER 31, 1995

  Investments, at net asset value:
    WRL Series Fund, Inc.:

      Emerging Growth Portfolio
      (4,177,036.054 shares;

      cost $ 53,301,177).....................   $  67,854,423
  Accrued transfers from (to)
    depositor - net..........................          50,530
                                             ----------------
      Total assets...........................      67,904,953
                                             ----------------
LIABILITIES:.................................               0
                                             ----------------
      Total net assets.......................   $  67,904,953
                                             ================
EQUITY ACCOUNTS:
  Policy Owners' equity:

      Emerging Growth sub-account
      (4,100,892.510689 units;

      $ 16.558579 unit value)................   $  67,904,953
                                             ----------------
      Total equity...........................   $  67,904,953
                                             ================

STATEMENT OF OPERATIONS


                                                YEAR ENDED

INVESTMENT INCOME:                          DECEMBER 31, 1995

    Dividend income..........................   $      10,599
    Capital gain distributions...............       2,799,377
                                             -----------------
                                                    2,809,976

EXPENSES:

    Mortality and expense risk charges.......         453,072
                                             -----------------
      Net investment income (loss)...........       2,356,904
                                             -----------------
Net realized and unrealized gain (loss) on investments:

    Net realized gain (loss) from securities
      transactions...........................         276,206
    Change in unrealized appreciation

      (depreciation).........................      15,904,664
                                             -----------------
      Net gain (loss) on investments.........      16,180,870
                                             -----------------
        Net increase (decrease) in equity
          accounts resulting from

          operations.........................   $  18,537,774
                                             ===================

STATEMENT OF CHANGES IN EQUITY ACCOUNTS


                                                                                           YEAR ENDED              YEAR ENDED
                                                                                        DECEMBER 31, 1995       DECEMBER 31, 1994


OPERATIONS:

  Net investment income (loss)..........................................................   $   2,356,904          $    (242,847)
  Net gain (loss) on investments........................................................      16,180,870             (2,055,599)
                                                                                        -----------------       -----------------
  Net increase (decrease) in equity accounts

    resulting from operations...........................................................      18,537,774             (2,298,446)
                                                                                        -----------------       -----------------
EQUITY TRANSACTIONS:

  Proceeds from units sold (redeemed)...................................................      21,556,186             25,803,270
                                                                                        -----------------       -----------------
  Less cost of units redeemed:

    Administrative charges..............................................................       5,846,452              3,746,668
    Policy loans........................................................................       1,387,434                725,423
    Surrender benefits..................................................................       1,602,690                533,353
    Death benefits......................................................................          38,971                 42,065
                                                                                        -----------------       -----------------
                                                                                               8,875,547              5,047,509
                                                                                        -----------------       -----------------
    Increase (decrease) in equity accounts from

      capital unit transactions.........................................................      12,680,639             20,755,761
                                                                                        -----------------       -----------------
    Net increase (decrease) in equity accounts..........................................      31,218,413             18,457,315
  Depositor's equity contribution (redemption)..........................................               0               (390,327)
EQUITY ACCOUNTS:

  Beginning of period...................................................................      36,686,540             18,619,552
                                                                                        -----------------       -----------------
  End of period.........................................................................   $  67,904,953          $  36,686,540
                                                                                        ===================     ===================

   The notes to the financial statements are an integral part of this report.

--------------------------------------------------------------------------------

WRL SERIES LIFE ACCOUNT
EMERGING GROWTH SUB-ACCOUNT

--------------------------------------------------------------------------------

SELECTED PER UNIT DATA AND RATIOS*
FOR THE PERIOD ENDED


                                                                       DECEMBER 31

                                                        ------------------------------------------
                                                          1995             1994            1993+
                                                        --------         --------         --------
Accumulation unit value, beginning of period....        $  11.38         $  12.40         $  10.00
  Income from operations:

    Net investment income (loss)................             .65             (.09)            (.09)
    Net realized and unrealized
      gain (loss) on investments................            4.53             (.93)            2.49
                                                        --------         --------         --------
      Total income (loss) from operations.......            5.18            (1.02)            2.40
                                                        --------         --------         --------
Accumulation unit value, end of period..........        $  16.56         $  11.38         $  12.40
                                                        =========        =========        =========
Total return....................................           45.49%           (8.18)%          23.96%
Ratios and supplemental data:
  Net assets at end of period (in thousands)....        $ 67,905         $ 36,687         $ 18,620
  Ratio of net investment income (loss)
    to average net assets.......................            4.66%            (.86)%           (.77)%

* The above table illustrates the change for a unit outstanding computed using average units outstanding throughout each period.

+ The inception date of this sub-account was March 1, 1993. The total return and ratio of net investment income to average net assets are not annualized.

   The notes to the financial statements are an integral part of this report.

--------------------------------------------------------------------------------

WRL SERIES LIFE ACCOUNT
AGGRESSIVE GROWTH SUB-ACCOUNT

--------------------------------------------------------------------------------

STATEMENT OF ASSETS, LIABILITIES AND EQUITY ACCOUNTS


ASSETS:                                    DECEMBER 31, 1995

  Investments, at net asset value:
    WRL Series Fund, Inc.:

      Aggressive Growth Portfolio
      (2,477,941.266 shares;

      cost $ 29,816,384)...................   $  32,833,608
  Accrued transfers from (to)
    depositor - net........................          70,361
                                           -----------------
      Total assets.........................      32,903,969
                                           -----------------
LIABILITIES:...............................               0
                                           -----------------
      Total net assets.....................   $  32,903,969
                                           =====================
EQUITY ACCOUNTS:
  Policy Owners' equity:

      Aggressive Growth sub-account
      (2,450,804.260823 units;

      $ 13.425784 unit value)..............   $  32,903,969
                                           -----------------
      Total equity.........................   $  32,903,969
                                           =====================

STATEMENT OF OPERATIONS


                                               YEAR ENDED

                                              DECEMBER 31,

INVESTMENT INCOME:                                1995

    Dividend income.........................   $        103
    Capital gain distributions..............        866,971
                                            ----------------
                                                    867,074

EXPENSES:

    Mortality and expense risk charges......        203,080
                                            ----------------
      Net investment income (loss)..........        663,994
                                            ----------------
Net realized and unrealized gain (loss) on investments:

    Net realized gain (loss) from securities
      transactions..........................      1,785,515
    Change in unrealized appreciation

      (depreciation)........................      2,638,835
                                            ----------------
      Net gain (loss) on investments........      4,424,350
                                            ----------------
        Net increase (decrease) in equity
          accounts resulting from

          operations........................   $  5,088,344
                                            ====================

STATEMENT OF CHANGES IN EQUITY ACCOUNTS


                                                                                            YEAR ENDED            PERIOD ENDED
                                                                                           DECEMBER 31,           DECEMBER 31,

                                                                                               1995                   1994*

OPERATIONS:

  Net investment income (loss)...........................................................   $    663,994           $   (27,542)
  Net gain (loss) on investments.........................................................      4,424,350               384,517
                                                                                         ----------------       -----------------
  Net increase (decrease) in equity accounts

    resulting from operations............................................................      5,088,344               356,975
                                                                                         ----------------       -----------------
EQUITY TRANSACTIONS:

  Proceeds from units sold (redeemed)....................................................     23,169,917             8,797,727
                                                                                         ----------------       -----------------
  Less cost of units redeemed:

    Administrative charges...............................................................      2,568,298               379,087
    Policy loans.........................................................................        627,821                72,785
    Surrender benefits...................................................................        712,307                48,513
    Death benefits.......................................................................         80,922                 4,971
                                                                                         ----------------       -----------------
                                                                                               3,989,348               505,356
                                                                                         ----------------       -----------------
    Increase (decrease) in equity accounts from

      capital unit transactions..........................................................     19,180,569             8,292,371
                                                                                         ----------------       -----------------
    Net increase (decrease) in equity accounts...........................................     24,268,913             8,649,346
  Depositor's equity contribution (redemption)...........................................       (274,290)              260,000
EQUITY ACCOUNTS:

  Beginning of period....................................................................      8,909,346                     0
                                                                                         ----------------       -----------------
  End of period..........................................................................   $ 32,903,969           $ 8,909,346
                                                                                         ==================     ===================

*  The inception date of this sub-account was March 1, 1994.

   The notes to the financial statements are an integral part of this report.

--------------------------------------------------------------------------------

WRL SERIES LIFE ACCOUNT
AGGRESSIVE GROWTH SUB-ACCOUNT

--------------------------------------------------------------------------------

SELECTED PER UNIT DATA AND RATIOS*
FOR THE PERIOD ENDED


                                                                DECEMBER 31

                                                        ----------------------------
                                                          1995              1994+
                                                        --------         -----------
Accumulation unit value, beginning of period....        $   9.82           $ 10.00
  Income from operations:

    Net investment income (loss)................             .37              (.06)
    Net realized and unrealized
      gain (loss) on investments................            3.24              (.12)
                                                        --------         -----------
      Total income (loss) from operations.......            3.61              (.18)
                                                        --------         -----------
Accumulation unit value, end of period..........        $  13.43           $  9.82
                                                        =========        =============
Total return....................................           36.79%            (1.85)%
Ratios and supplemental data:
  Net assets at end of period (in thousands)....        $ 32,904           $ 8,909
  Ratio of net investment income (loss)
    to average net assets.......................            2.93%             (.60)%

* The above table illustrates the change for a unit outstanding computed using average units outstanding throughout each period.

+ The inception date of this sub-account was March 1, 1994. The total return and ratio of net investment income to average net assets are not annualized.

   The notes to the financial statements are an integral part of this report.

--------------------------------------------------------------------------------

WRL SERIES LIFE ACCOUNT
BALANCED SUB-ACCOUNT

--------------------------------------------------------------------------------

STATEMENT OF ASSETS, LIABILITIES AND EQUITY ACCOUNTS


ASSETS:                                      DECEMBER 31, 1995

  Investments, at net asset value:
    WRL Series Fund, Inc.:

      Balanced Portfolio
      (356,742.991 shares;

      cost $ 3,481,188)......................    $ 3,793,788
  Accrued transfers from (to)
    depositor - net..........................          1,606
                                             -----------------
      Total assets...........................      3,795,394
                                             -----------------
LIABILITIES:.................................              0
                                             -----------------
      Total net assets.......................    $ 3,795,394
                                             ===================
EQUITY ACCOUNTS:
  Policy Owners' equity:

      Balanced sub-account
      (321,143.504151 units;

      $ 11.125506 unit value)................    $ 3,572,884
  Depositors' equity:
      Balanced sub-account
      (20,000.000000 units;

      $ 11.125506 unit value)................        222,510
                                             -----------------
      Total equity...........................    $ 3,795,394
                                             ===================

STATEMENT OF OPERATIONS


                                                YEAR ENDED

INVESTMENT INCOME:                           DECEMBER 31, 1995

    Dividend income..........................     $ 128,272
    Capital gain distributions...............             0
                                             -----------------
                                                    128,272

EXPENSES:

    Mortality and expense risk charges.......        25,637
                                             -----------------
      Net investment income (loss)...........       102,635
                                             -----------------
Net realized and unrealized gain (loss) on investments:

    Net realized gain (loss) from securities
      transactions...........................        (6,199)
    Change in unrealized appreciation

      (depreciation).........................       407,748
                                             -----------------
      Net gain (loss) on investments.........       401,549
                                             -----------------
        Net increase (decrease) in equity
          accounts resulting from

          operations.........................     $ 504,184
                                             ===================

STATEMENT OF CHANGES IN EQUITY ACCOUNTS


                                                                                           YEAR ENDED              PERIOD ENDED
                                                                                        DECEMBER 31, 1995       DECEMBER 31, 1994*


OPERATIONS:

  Net investment income (loss)..........................................................    $   102,635            $    30,401
  Net gain (loss) on investments........................................................        401,549               (115,505)
                                                                                        -----------------       -----------------
  Net increase (decrease) in equity accounts

    resulting from operations...........................................................        504,184                (85,104)
                                                                                        -----------------       -----------------
EQUITY TRANSACTIONS:

  Proceeds from units sold (redeemed)...................................................      1,545,514              2,131,962
                                                                                        -----------------       -----------------
  Less cost of units redeemed:

    Administrative charges..............................................................        327,290                 84,481
    Policy loans........................................................................         29,025                      0
    Surrender benefits..................................................................         27,726                 15,378
    Death benefits......................................................................         14,811                  2,451
                                                                                        -----------------       -----------------
                                                                                                398,852                102,310
                                                                                        -----------------       -----------------
    Increase (decrease) in equity accounts from

      capital unit transactions.........................................................      1,146,662              2,029,652
                                                                                        -----------------       -----------------
    Net increase (decrease) in equity accounts..........................................      1,650,846              1,944,548
  Depositor's equity contribution (redemption)..........................................              0                200,000
EQUITY ACCOUNTS:

    Beginning of period.................................................................      2,144,548                      0
                                                                                        -----------------       -----------------
    End of period.......................................................................    $ 3,795,394            $ 2,144,548
                                                                                        ===================     ===================

*  The inception date of this sub-account was March 1, 1994.

   The notes to the financial statements are an integral part of this report.

--------------------------------------------------------------------------------

WRL SERIES LIFE ACCOUNT
BALANCED SUB-ACCOUNT

--------------------------------------------------------------------------------

SELECTED PER UNIT DATA AND RATIOS*
FOR THE PERIOD ENDED


                                                              DECEMBER 31

                                                        -----------------------
                                                         1995            1994+
                                                        -------         -------
Accumulation unit value, beginning of period....        $  9.37         $ 10.00
  Income from operations:

    Net investment income (loss)................            .37             .22
    Net realized and unrealized
      gain (loss) on investments................           1.39            (.85)
                                                        -------         -------
      Total income (loss) from operations.......           1.76            (.63)
                                                        -------         -------
Accumulation unit value, end of period..........        $ 11.13         $  9.37
                                                        ========        ========
Total return....................................          18.73%          (6.29)%
Ratios and supplemental data:
  Net assets at end of period (in thousands)....        $ 3,795         $ 2,145
  Ratio of net investment income (loss)
    to average net assets.......................           3.59%           2.55%

* The above table illustrates the change for a unit outstanding computed using average units outstanding throughout each period.

+ The inception date of this sub-account was March 1, 1994. The total return and ratio of net investment income to average net assets are not annualized.

   The notes to the financial statements are an integral part of this report.

--------------------------------------------------------------------------------

WRL SERIES LIFE ACCOUNT
UTILITY SUB-ACCOUNT

--------------------------------------------------------------------------------

STATEMENT OF ASSETS, LIABILITIES AND EQUITY ACCOUNTS


ASSETS:                                      DECEMBER 31, 1995

  Investments, at net asset value:
    WRL Series Fund, Inc.:

      Utility Portfolio
      (236,391.086 shares;

      cost $ 2,384,572)......................    $ 2,629,535
  Accrued transfers from (to)
    depositor - net..........................          1,547
                                             -----------------
      Total assets...........................      2,631,082
                                             -----------------
LIABILITIES:.................................              0
                                             -----------------
      Total net assets.......................    $ 2,631,082
                                             ===================
EQUITY ACCOUNTS:
  Policy Owners' equity:

      Utility sub-account
      (203,453.934332 units;

      $ 11.774605 unit value)................    $ 2,395,590
  Depositors' equity:
      Utility sub-account
      (20,000.000000 units;

      $ 11.774605 unit value)................        235,492
                                             -----------------
      Total equity...........................    $ 2,631,082
                                             ===================

STATEMENT OF OPERATIONS


                                               YEAR ENDED

                                              DECEMBER 31,

INVESTMENT INCOME:                                1995

    Dividend income.........................    $   86,266
    Capital gain distributions..............        19,740
                                            ----------------
                                                   106,006

EXPENSES:

    Mortality and expense risk charges......        17,372
                                            ----------------
      Net investment income (loss)..........        88,634
                                            ----------------
Net realized and unrealized gain (loss) on investments:

    Net realized gain (loss) from securities
      transactions..........................        44,646
    Change in unrealized appreciation

      (depreciation)........................       291,882
                                            ----------------
      Net gain (loss) on investments........       336,528
                                            ----------------
        Net increase (decrease) in equity
          accounts resulting from

          operations........................    $  425,162
                                            ====================

STATEMENT OF CHANGES IN EQUITY ACCOUNTS



                                                                                            YEAR ENDED            PERIOD ENDED
                                                                                           DECEMBER 31,           DECEMBER 31,

                                                                                               1995                   1994*

OPERATIONS:

  Net investment income (loss)...........................................................   $     88,634           $    23,434
  Net gain (loss) on investments.........................................................        336,528               (58,002)
                                                                                         ----------------       -----------------
  Net increase (decrease) in equity accounts

    resulting from operations............................................................        425,162               (34,568)
                                                                                         ----------------       -----------------
EQUITY TRANSACTIONS:

  Proceeds from units sold (redeemed)....................................................      1,368,262             1,102,522
                                                                                         ----------------       -----------------
  Less cost of units redeemed:

    Administrative charges...............................................................        221,419                42,870
    Policy loans.........................................................................         26,862                     0
    Surrender benefits...................................................................        126,576                 6,295
    Death benefits.......................................................................          2,896                 3,378
                                                                                         ----------------       -----------------
                                                                                                 377,753                52,543
                                                                                         ----------------       -----------------
    Increase (decrease) in equity accounts from

      capital unit transactions..........................................................        990,509             1,049,979
                                                                                         ----------------       -----------------
    Net increase (decrease) in equity accounts...........................................      1,415,671             1,015,411
  Depositor's equity contribution (redemption)...........................................              0               200,000
EQUITY ACCOUNTS:

  Beginning of period....................................................................      1,215,411                     0
                                                                                         ----------------       -----------------
  End of period..........................................................................   $  2,631,082           $ 1,215,411
                                                                                         ==================     ===================

*  The inception date of this sub-account was March 1, 1994.

   The notes to the financial statements are an integral part of this report.

--------------------------------------------------------------------------------

WRL SERIES LIFE ACCOUNT
UTILITY SUB-ACCOUNT

--------------------------------------------------------------------------------

SELECTED PER UNIT DATA AND RATIOS*
FOR THE PERIOD ENDED


                                                                DECEMBER 31

                                                        ---------------------------
                                                         1995              1994+
                                                        -------         -----------
Accumulation unit value, beginning of period....        $ 9.49            $ 10.00
  Income from operations:

    Net investment income (loss)................           .49                .29
    Net realized and unrealized
      gain (loss) on investment.................          1.79               (.80)
                                                        -------         -----------
      Total income (loss) from operations.......          2.28               (.51)
                                                        -------         -----------
Accumulation unit value, end of period..........        $11.77            $  9.49
                                                        ========        =============
Total return....................................         24.14 %            (5.15)%
Ratios and supplemental data:
  Net assets at end of period (in thousands)....        $2,631            $ 1,215
  Ratio of net investment income (loss)
    to average net assets.......................          4.57 %             3.09%

* The above table illustrates the change for a unit outstanding computed using average units outstanding throughout each period.

+ The inception date for this sub-account was March 1, 1994. The total return and ratio of net investment income to average net assets are not annualized.

   The notes to the financial statements are an integral part of this report.

--------------------------------------------------------------------------------

WRL SERIES LIFE ACCOUNT
TACTICAL ASSET ALLOCATION SUB-ACCOUNT

--------------------------------------------------------------------------------

STATEMENT OF ASSETS, LIABILITIES AND EQUITY ACCOUNTS


ASSETS:                                      DECEMBER 31, 1995

  Investments, at net asset value:
    WRL Series Fund, Inc.:

      Tactical Asset Allocation Portfolio
      (822,390.362 shares;

      cost $ 8,835,438)......................    $ 9,451,157
  Accrued transfers from (to)
    depositor - net..........................         (5,300)
                                             -----------------
      Total assets...........................      9,445,857
                                             -----------------
LIABILITIES:.................................              0
                                             -----------------
      Total net assets.......................    $ 9,445,857
                                             =================
EQUITY ACCOUNTS:
  Policy Owners' equity:

      Tactical Asset Allocation sub-account
      (793,585.197167 units;

      $ 11.902763 unit value)................    $ 9,445,857
                                             -----------------
      Total equity...........................    $ 9,445,857
                                             ===================

STATEMENT OF OPERATIONS



                                               PERIOD ENDED

INVESTMENT INCOME:                          DECEMBER 31, 1995*

    Dividend income.........................    $    193,985
    Capital gain distributions..............         171,580
                                            ------------------
                                                     365,565

EXPENSES:

    Mortality and expense risk charges......          51,394
                                            ------------------
      Net investment income (loss)..........         314,171
                                            ------------------
Net realized and unrealized gain (loss) on investments:

    Net realized gain (loss) from securities
      transactions..........................         118,155
    Change in unrealized appreciation

      (depreciation)........................         615,719
                                            ------------------
      Net gain (loss) on investments........         733,874
                                            ------------------
        Net increase (decrease) in equity
          accounts resulting from

          operations........................    $  1,048,045
                                            ====================

STATEMENT OF CHANGES IN EQUITY ACCOUNTS


                                                                                                                  PERIOD ENDED

                                                                                                               DECEMBER 31, 1995*


OPERATIONS:

  Net investment income (loss).................................................................................    $    314,171
  Net gain (loss) on investments...............................................................................         733,874
                                                                                                               ------------------
  Net increase (decrease) in equity accounts

    resulting from operations..................................................................................       1,048,045
                                                                                                               ------------------
EQUITY TRANSACTIONS:

  Proceeds from units sold (redeemed)..........................................................................       9,081,189
                                                                                                               ------------------
  Less cost of units redeemed:

    Administrative charges.....................................................................................         434,848
    Policy loans...............................................................................................         145,685
    Surrender benefits.........................................................................................          70,630
    Death benefits.............................................................................................          22,440
                                                                                                               ------------------
                                                                                                                        673,603

                                                                                                               ------------------
    Increase (decrease) in equity accounts from

      capital unit transactions................................................................................       8,407,586
                                                                                                               ------------------
    Net increase (decrease) in equity accounts.................................................................       9,455,631
  Depositor's equity contribution (redemption).................................................................          (9,774)
EQUITY ACCOUNTS:

  Beginning of period..........................................................................................               0
                                                                                                               ------------------
  End of period................................................................................................    $  9,445,857
                                                                                                               ====================

* The inception of this sub-account was January 3, 1995.

  The notes to the financial statements, are an integral part of this report.

--------------------------------------------------------------------------------

WRL SERIES LIFE ACCOUNT
TACTICAL ASSET ALLOCATION SUB-ACCOUNT

--------------------------------------------------------------------------------

SELECTED PER UNIT DATA AND RATIOS*
FOR THE PERIOD ENDED


                                                                     DECEMBER 31

                                                                     -----------
                                                                        1995+

                                                                     -----------
Accumulation unit value, beginning of period.................          $ 10.00
  Income from operations:

    Net investment income (loss).............................              .61
    Net realized and unrealized
      gain (loss) on investments.............................             1.29
                                                                     -----------
      Total income (loss) from operations....................             1.90
                                                                     -----------
Accumulation unit value, end of period.......................          $ 11.90
                                                                     =============
Total return.................................................            19.03%
Ratios and supplemental data:
  Net assets at end of period (in thousands).................          $ 9,446
  Ratio of net investment income (loss)
    to average net assets....................................             5.47%

* The above table illustrates the change for a unit outstanding computed using average units outstanding throughout each period.

+ The inception date of this sub-account was January 3, 1995. The total return and ratio of net investment income to average net assets are not annualized.

  The notes to the financial statements, are an integral part of this report.

--------------------------------------------------------------------------------

WRL SERIES LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

DECEMBER 31, 1995

NOTE 1 - ORGANIZATION AND SUMMARY OF
           SIGNIFICANT ACCOUNTING POLICIES

     The WRL Series Life Account (the "Life Account") was established as a variable life insurance separate account of Western Reserve Life Assurance Co. of Ohio ("WRL") and is registered as a unit investment trust ("Trust") under the Investment Company Act of 1940, as amended. The Life Account contains eleven investment options referred to as sub-accounts. Each sub-account invests in the corresponding portfolio of the WRL Series Fund, Inc. (the "Fund"), a registered management investment company under the Investment Company Act of 1940, as amended. These portfolios and their respective investment management organizations are as follows:


      PORTFOLIO               INVESTMENT MANAGER

      ---------            ------------------------

Money Market            Janus Capital Corporation

                          ("JCC")

Bond                    JCC
Growth                  JCC

Short-to-Intermediate   AEGON USA Investment
  Government              Management, Inc. ("AEGON

                          Management")

Global                  JCC
Equity-Income           Luther King Capital

                          Management Corporation

Emerging Growth         Van Kampen American Capital
                          Asset Management, Inc.

Aggressive Growth       Fred Alger Management, Inc.
Balanced                AEGON Management
Utility                 Federated Investment

                          Counseling

Tactical Asset          Dean Investment Associates
  Allocation


     WRL and AEGON Management are indirectly wholly-owned subsidiaries of AEGON USA, Inc., which is an indirect wholly-owned subsidiary of AEGON nv, a Netherlands corporation.

     On January 3, 1995, WRL made an initial contribution of $200,000 to the Life Account, Tactical Asset Allocation sub-account, for which WRL received 20,000.000000 units. On April 20, 1995, WRL redeemed the initial contribution in the Life Account, Tactical Asset Allocation sub-account, for $209,775.

     The Life Account holds assets to support the benefits under flexible premium variable universal life insurance policies (the "Policies") issued by WRL, which issued the first of such Policies on October 3, 1986. The Life Account's equity transactions are accounted for using the appropriate effective date at the corresponding accumulation unit value.

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     The following significant accounting policies, which are in conformity with generally accepted accounting principles for unit investment trusts, have been consistently used in preparation of the Trust's financial statements.

A.  VALUATION OF INVESTMENTS

    The investments in the Fund's shares are stated at the closing net asset value ("NAV") per share as determined by the Fund on December 31, 1995. Investment transactions are accounted for on the trade date, using the Fund NAV next determined after receipt of sale or redemption order without sales charges. Dividend income and capital gain distributions are recorded on the ex-dividend date. The cost of investments sold is determined on a first-in, first-out basis.

B.  FEDERAL INCOME TAXES

    The operations of the Life Account are a part of and are taxed with the total operations of WRL, which is taxed as a life insurance company under the Internal Revenue Code. Under current law, the investment income of the Life Account, including realized and unrealized capital gains, is not taxable to WRL. Accordingly, no provision for Federal income taxes has been made.

NOTE 2 - CHARGES AND DEDUCTIONS

     Charges are assessed by WRL in connection with issuance and administration of the Policies.

A.  POLICY CHARGES

    Under some forms of the Policies, sales and other administrative charges are deducted by WRL prior to allocation of policyowner payments to the sub-accounts. Thereafter, monthly administrative charges are deducted from the sub-accounts, some of which continue only during the first policy year.

    Contingent surrender charges may also apply.

--------------------------------------------------------------------------------

WRL SERIES LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

--------------------------------------------------------------------------------

NOTE 2 - CHARGES AND DEDUCTIONS (CONTINUED)

    Under the other forms of the Policies, such "front-end" and other administrative charges are not deducted prior to allocation of the initial premium payment but may reside as contingent surrender charges.

    Under all forms of the Policy, monthly charges against policy cash values are made to compensate WRL for costs of insurance provided.

B.  LIFE ACCOUNT CHARGES

    A daily charge equal to an annual rate of 0.90% of average daily net assets of the Life Account is assessed to compensate WRL for assumption of mortality and expense risks in connection with issuance and administration of the Policies. This charge (not assessed at the individual policy level) effectively reduces the value of a unit outstanding during the year.

NOTE 3 - DIVIDENDS AND DISTRIBUTIONS

     Dividends of the Fund's Money Market Portfolio are declared daily and reinvested monthly. Dividends of the remaining portfolios are declared and reinvested semiannually, while capital gain distributions are declared and reinvested annually. Dividends and distributions of the Fund are generally paid to and reinvested by the Life Account the next business day after declaration.

NOTE 4 - OTHER MATTERS

     As of December 31, 1995 the equity accounts include net unrealized appreciation (depreciation) on investments as follows:


SUB-ACCOUNT

-----------------
Money Market..........................  $        n/a
Bond..................................       152,765
Growth................................    59,702,041
Short-to-Intermediate Government......        38,530
Global................................     3,601,189
Equity-Income.........................     4,450,990
Emerging Growth.......................    14,553,246
Aggressive Growth.....................     3,017,224
Balanced..............................       312,600
Utility...............................       244,963
Tactical Asset Allocation.............       615,719

- ------------------------------------------------------------------------------

                         Report of Independent Auditors

The Board of Directors
Western Reserve Life Assurance Co. of Ohio

We have audited the accompanying statutory-basis balance sheets of Western Reserve Life Assurance Co. of Ohio as of December 31, 1995 and 1994, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 1995. Our audits also included the statutory-basis financial statement schedules required by Regulation S-X, Article 7. These financial statements and schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We did not audit the "Separate Account Assets" and "Separate Account Liabilities" in the balance sheet of the Company. The Separate Account financial statements were audited by other auditors whose reports have been furnished to us, and our opinion, insofar as it relates to the data included for the Separate Account, is based solely upon the reports of the other auditors.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits and the reports of other auditors provide a reasonable basis for our opinion.

The Company presents its financial statements in conformity with the accounting practices prescribed or permitted by the Insurance Department of the State of Ohio. The variances between such practices and generally accepted accounting principles are described in Note 1. The effects of these variances are not reasonably determinable but we believe they are material.

In our opinion, because of the materiality of the effects of the variances between generally accepted accounting principles and the accounting practices referred to in the preceding paragraph, the financial statements referred to above are not intended to and do not present fairly, in conformity with generally accepted accounting principles, the financial position of Western Reserve Life Assurance Co. of Ohio at December 31, 1995 and 1994, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 1995.

In addition, in our opinion, based on our audits and the reports of other auditors, the financial statements referred to above present fairly, in all material respects, the financial position of Western Reserve Life Assurance Co. of Ohio at December 31, 1995 and 1994, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1995 in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of Ohio. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

                                                              ERNST & YOUNG LLP

Des Moines, Iowa
February 23, 1996

                   Western Reserve Life Assurance Co. of Ohio

                        Balance Sheets - Statutory Basis
                  (Dollars in thousands, except per share data)

                                                                                   DECEMBER 31
                                                                              1995             1994
                                                                        -----------------------------------
ADMITTED ASSETS
Cash and invested assets:
   Cash and short-term investments                                        $       4,999     $     46,722
   Bonds                                                                        452,474          423,758
   Stocks:
     Preferred, at market (cost: $78 in 1994)                                         -               14
     Common, at market (cost: $473 in 1995 and
       $1,944 in 1994)                                                              834            2,541
   Mortgage loans on real estate                                                  6,181            9,539
   Home office properties, at cost less accumulated depreciation
     ($1,505 in 1995 and $1,358 in 1994)                                          5,121            4,818
   Policy loans                                                                  37,125           27,520
                                                                        -----------------------------------
Total cash and invested assets                                                  506,734          514,912

Premiums deferred and uncollected                                                 1,787            1,763
Accrued investment income                                                         7,565            7,505
Receivable from affiliates                                                        4,337              481
Other assets                                                                      4,264            3,504
Separate account assets                                                       2,419,205        1,596,736

                                                                        -----------------------------------
Total admitted assets                                                        $2,943,892       $2,124,901
                                                                        ===================================

SEE ACCOMPANYING NOTES.

                                                                                   DECEMBER 31
                                                                              1995             1994
                                                                        -----------------------------------
LIABILITIES AND CAPITAL AND SURPLUS
Liabilities:
   Aggregate reserves for policies and contracts:
     Life                                                                  $     73,163     $     84,689
     Annuity                                                                    319,353          314,124
   Policy and contract claim reserves                                             6,612            5,119
   Other policyholders' funds                                                     2,384            2,495
   Remittances and items not allocated                                            5,136            4,613
   Federal income taxes payable                                                   1,417               96
   Asset valuation reserve                                                        5,590            8,491
   Interest maintenance reserve                                                   6,392            6,720
   Payable to affiliate                                                               -              674
   Other liabilities                                                             10,102            8,239
   Separate account liabilities                                               2,415,804        1,594,621
                                                                        -----------------------------------
Total liabilities                                                             2,845,953        2,029,881

Commitments and contingencies

Capital and surplus:
   Common stock, $1.00 par value, 1,500 shares authorized, issued and
     outstanding                                                                  1,500            1,500
   Paid-in surplus                                                               68,015           68,015
   Unassigned surplus                                                            28,424           25,505
                                                                        -----------------------------------
Total capital and surplus                                                        97,939           95,020
                                                                        ===================================
Total liabilities and capital and surplus                                    $2,943,892       $2,124,901
                                                                        ===================================

SEE ACCOMPANYING NOTES.

                   Western Reserve Life Assurance Co. of Ohio

                   Statements of Operations - Statutory Basis
                             (Dollars in thousands)

                                                                        YEAR ENDED DECEMBER 31
                                                                  1995           1994           1993
                                                             ----------------------------------------------
Revenues:
   Premiums and other considerations, net of reinsurance:
     Life                                                        $191,508       $150,991       $107,008
     Annuity                                                      378,390        449,141        449,361
   Net investment income                                           40,891         40,139         46,197
   Amortization of interest maintenance reserve                       882            726            618
   Commissions and expense allowances on reinsurance ceded             11             12             14
   Other income                                                     8,237          6,354          4,322
                                                             ----------------------------------------------
                                                                  619,919        647,363        607,520
Benefits and expenses:
   Benefits paid or provided for:
     Death, surrender and other life insurance and annuity
       benefits                                                   243,658        230,511        111,785
     Increase (decrease) in aggregate reserves for policies
       and contracts:
       Life                                                       (15,023)       (11,332)        (4,259)
       Annuity                                                      5,229        (78,590)       (12,486)
                                                             ----------------------------------------------
                                                                  233,864        140,589         95,040
     Insurance expenses:
       Net transfers to separate accounts                         242,427        386,174        414,357
       Commissions                                                 82,903         78,168         60,975
       General insurance expenses                                  37,246         33,100         24,701
       Taxes, licenses and fees                                     8,919          5,931          5,682
                                                             ----------------------------------------------
                                                                  371,495        503,373        505,715
                                                             ----------------------------------------------
                                                                  605,359        643,962        600,755
                                                             ----------------------------------------------
Gain from operations before federal income taxes and
   realized capital gains (losses) on investments                  14,560          3,401          6,765
Federal income tax expense                                          8,917          3,406          4,206
                                                             ----------------------------------------------
Gain (loss) from operations before realized capital gains
   (losses) on investments                                          5,643             (5)         2,559

Net realized capital gains (losses) on investments (net
   of related federal income taxes and amounts transferred
   to interest maintenance reserve)                                (1,678)        (1,133)         2,348
                                                             ----------------------------------------------
Net income (loss)                                              $    3,965     $   (1,138)    $    4,907
                                                             ==============================================

SEE ACCOMPANYING NOTES.

                   Western Reserve Life Assurance Co. of Ohio

         Statements of Changes in Capital and Surplus - Statutory Basis
                             (Dollars in thousands)

                                                               ADDITIONAL                         TOTAL
                                                  COMMON        PAID-IN        UNASSIGNED      CAPITAL AND
                                                  STOCK         CAPITAL         SURPLUS          SURPLUS
                                               ------------- --------------- --------------- ----------------
Balance at January 1, 1993                        $1,500          $23,015         $19,109         $43,624
   Net income for 1993                                 -                -           4,907           4,907
   Net unrealized capital gains                        -                -           1,503           1,503
   Decrease in non-admitted assets                     -                -           5,535           5,535
   Increase in asset valuation reserves                -                -          (1,706)         (1,706)
   Increase in surplus in separate accounts            -                -             633             633
   Dividend to stockholder                             -                -          (5,600)         (5,600)
   Other adjustments                                   -                -             513             513
                                               ------------- --------------- --------------- ----------------
Balance at December 31, 1993                       1,500           23,015          24,894          49,409
   Capital contribution                                -           45,000               -          45,000
   Net loss for 1994                                   -                -          (1,138)         (1,138)
   Net unrealized capital losses                       -                -              (9)             (9)
   Decrease in non-admitted assets                     -                -             368             368
   Decrease in asset valuation reserves                -                -           4,321           4,321
   Decrease in surplus in separate accounts            -                -            (748)           (748)
   Other adjustments                                   -                -          (2,183)         (2,183)
                                               ------------- --------------- --------------- ----------------
Balance at December 31, 1994                       1,500           68,015          25,505          95,020
   Net income for 1995                                 -                -           3,965           3,965
   Net unrealized capital losses                       -                -            (500)           (500)
   Decrease in non-admitted assets                     -                -             903             903
   Decrease in asset valuation reserve                 -                -           2,901           2,901
   Decrease in surplus in separate accounts            -                -             541             541
   Change in reserve valuation                         -                -          (3,496)         (3,496)
   Other adjustments                                   -                -          (1,395)         (1,395)
                                               ------------- --------------- --------------- ----------------
Balance at December 31, 1995                      $1,500          $68,015         $28,424         $97,939
                                               ============= =============== =============== ================

SEE ACCOMPANYING NOTES.

                   Western Reserve Life Assurance Co. of Ohio

                   Statements of Cash Flows - Statutory Basis
                             (Dollars in thousands)

                                                                        YEAR ENDED DECEMBER 31
                                                                  1995           1994           1993
                                                             ----------------------------------------------
SOURCES OF CASH
Premiums and other considerations, net of reinsurance            $569,934       $600,405       $556,353
Net investment income                                              42,359         41,977         47,424
Other income                                                        8,052          6,311          4,245
                                                             ----------------------------------------------
                                                                  620,345        648,693        608,022

Life claims                                                       (16,759)       (14,660)       (12,820)
Surrender benefits and other fund withdrawals                    (206,250)      (196,169)       (81,902)
Other benefits to policyholders                                   (19,041)       (18,251)       (17,385)
Commissions, other expenses and taxes                            (128,314)      (119,755)       (92,572)
Dividends to policyholders                                            (26)           (22)           (44)
Federal income taxes                                               (7,531)        (3,378)        (3,573)
Net increase in policy loans                                       (9,605)        (4,496)        (4,686)
Net transfers to separate accounts                               (242,427)      (386,174)      (414,357)
                                                             ----------------------------------------------
Net cash used by operations                                        (9,608)       (94,212)       (19,317)

Proceeds from investments sold, matured or repaid:
   Bonds and redeemable preferred stock                           108,554         99,241        203,547
   Common stocks                                                    2,108         80,066         81,391
   Mortgage loans on real estate                                    1,954            132            764
   Real estate                                                          -              -            109
   Miscellaneous                                                        -            (28)             -
                                                             ----------------------------------------------
Total cash from investments                                       112,616        179,411        285,811

Capital contribution                                                    -         45,000              -
Other sources                                                       2,830          6,135          5,899
                                                             ----------------------------------------------
Total sources of cash                                             105,838        136,334        272,393

APPLICATIONS OF CASH
Cost of investments acquired:
   Bonds and redeemable preferred stock                           139,402         47,214        165,967
   Common stocks                                                      589         65,911         82,767
   Mortgage loans on real estate                                        6          1,004            290
   Real estate                                                        449             37            478
                                                             ----------------------------------------------
Total investments acquired                                        140,446        114,166        249,502

Dividend to stockholder                                                 -              -          5,600
Other applications, net                                             7,115          6,086          1,959
                                                             ----------------------------------------------
Total applications of cash                                        147,561        120,252        257,061
                                                             ----------------------------------------------
Net change in cash and short-term investments                     (41,723)        16,082         15,332

Cash and short-term investments at beginning of year               46,722         30,640         15,308
                                                             ----------------------------------------------
Cash and short-term investments at end of year                 $    4,999      $  46,722      $  30,640
                                                             ==============================================

SEE ACCOMPANYING NOTES.

                   Western Reserve Life Assurance Co. of Ohio

                 Notes to Financial Statements - Statutory-Basis
                             (Dollars in thousands)

                                December 31, 1995

1.  ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

Western Reserve Life Assurance Co. of Ohio ("the Company") is a stock life insurance company and is a wholly-owned subsidiary of First AUSA Life Insurance Company which, in turn, is a wholly-owned subsidiary of AEGON USA, Inc. ("AEGON"). AEGON is a wholly-owned subsidiary of AEGON nv, a holding company organized under the laws of the Netherlands.

NATURE OF BUSINESS

The Company operates predominantly in the variable universal life and variable annuity areas of the life insurance business. The Company is licensed in 49 states and the District of Columbia. Sales of the Company's products are through financial planners, independent representatives, financial institutions and stockbrokers. The majority of the Company's new life insurance written and a substantial portion of new annuities written is done through one marketing organization; the Company expects to maintain this relationship for the foreseeable future.

BASIS OF PRESENTATION

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

The accompanying financial statements have been prepared on the basis of accounting practices prescribed or permitted by the Insurance Department of the State of Ohio, which practices differ in some respects from generally accepted accounting principles. The more significant of these differences are as follows:
(a) bonds are generally carried at amortized cost rather than segregating the portfolio into held-to-maturity (carried at amortized cost), available-for-sale (carried at fair value), and trading (carried at fair value) classifications;
(b) acquisition costs of acquiring new business are charged to current operations as incurred rather than deferred and amortized over the life of the policies; (c) policy reserves on traditional life products are based on statutory mortality rates and interest which may differ from reserves based on reasonable assumptions of expected mortality, interest, and withdrawals which include a provision for possible unfavorable deviation from such assumptions;
(d) policy reserves on certain investment products use discounting methodologies utilizing statutory interest rates rather than full account values; (e) reinsurance amounts are netted against the corresponding receivable or payable rather than shown as gross amounts on the balance sheet; (f) deferred income taxes are not provided for the difference between the financial statement and income tax bases of assets and liabilities; (g) net realized gains or losses attributed to changes in the

                   Western Reserve Life Assurance Co. of Ohio

                             (Dollars in thousands)

1.  ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

level of interest rates in the market are deferred and amortized over the remaining life of the bond or mortgage loan, rather than recognized as gains or losses in the statement of operations when the sale is completed; (h) declines in the estimated realizable value of investments are provided for through the establishment of a formula-determined statutory investment reserve (carried as a liability) changes to which are charged directly to surplus, rather than through recognition in the statement of operations for declines in value, when such declines are judged to be other than temporary; (i) certain assets designated as "non-admitted assets" have been charged to surplus rather than being reported as assets; (j) revenues for universal life and investment products consist of premiums received rather than policy charges for the cost of insurance, policy administration charges, amortization of policy initiation fees and surrender charges assessed; and (k) pension expense is recorded as amounts are paid. The effects of these variances have not been determined by the Company.

The National Association of Insurance Commissioners (NAIC) currently is in the process of recodifying statutory accounting practices, the result of which is expected to constitute the only source of "prescribed" statutory accounting practices. Accordingly, that project, which is expected to be completed in 1996, will likely change, to some extent, prescribed statutory accounting practices and may result in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements.

CASH AND CASH EQUIVALENTS

For purposes of the statements of cash flows, the Company considers all highly liquid investments with remaining maturities of one year or less when purchased to be cash equivalents. This amount includes $6,500 of short-term intercompany notes receivable at December 31, 1995.

INVESTMENTS

Investments in bonds (except those to which the Securities Valuation Office of the NAIC has ascribed a value), mortgage loans on real estate and short-term investments are reported at cost adjusted for amortization of premiums and accrual of discounts. Amortization is computed using methods which result in a level yield over the expected life of the security. The Company reviews its prepayment assumptions on mortgage and other asset backed securities at regular intervals and adjusts amortization rates prospectively when such assumptions are changed due to experience and/or expected future patterns. Investments in preferred stocks in good standing are reported at cost. Investments in preferred stocks not in good standing are reported at the lower of cost or market. Common stocks are carried at market and include shares of mutual funds (money market and other). Real estate is reported at cost less allowances for depreciation. Depreciation is computed principally by the straight-line method. Policy loans are reported at unpaid principal. Other "admitted assets" are valued, principally at cost, as required or permitted by Ohio Insurance Laws.

                   Western Reserve Life Assurance Co. of Ohio

                             (Dollars in thousands)

1.  ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Realized capital gains and losses are determined on the basis of specific identification and are recorded net of related federal income taxes. The Asset Valuation Reserve (AVR) is established by the Company to provide for anticipated losses in the event of default by issuers of certain invested assets. These amounts are determined using a formula prescribed by the NAIC and are reported as a liability. The formula for the AVR provides for a corresponding adjustment for realized gains and losses, net of amounts attributed to changes in the general level of interest rates. Under a formula prescribed by the NAIC, the Company defers, in the Interest Maintenance Reserve (IMR), the portion of realized gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the security.

During 1995, 1994 and 1993, net realized capital gains of $554, $436 and $4,270, respectively, were credited to the IMR rather than being immediately recognized in the statements of operations. Amortization of these net gains aggregated $882, $726 and $618 for the years ended December 31, 1995, 1994 and 1993, respectively.

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or real estate where rent is in arrears for more than three months. Further, income is not accrued when collection is uncertain. At December 31, 1995, 1994 and 1993, the Company excluded investment income due and accrued of $1, $237 and $0, respectively, with respect to such practices.

AGGREGATE RESERVES FOR POLICIES

Life and annuity reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum required by law.

The aggregate policy reserves for traditional life insurance policies are based principally upon the 1941, 1958, and 1980 Commissioners' Standard Ordinary Mortality Tables. The reserves are calculated using interest rates ranging from 2.25% to 5.50% and are computed principally on the Net Level Valuation and the Commissioner's Reserve Valuation Method (CRVM). Reserves for universal life policies are based on account balances adjusted for the CRVM.

                   Western Reserve Life Assurance Co. of Ohio

                             (Dollars in thousands)

1.  ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Deferred annuity reserves are calculated according to the Commissioners' Annuity Reserve Valuation Method plus excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with and without life contingencies are equal to the present value of future payments assuming interest rates ranging from 7.00% to 9.25% and mortality rates, where appropriate, from a variety of tables.

POLICY AND CONTRACT CLAIM RESERVES

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the statement date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. Because estimates are subject to the effects of trends in claim severity and frequency, the estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

SEPARATE ACCOUNT

Assets held in trust for purchases of variable universal life and variable annuity contracts and the Company's corresponding obligation to the contract owners are shown separately in the balance sheets. The assets in the separate accounts are valued at market. Income and gains and losses with respect to the assets in the separate accounts accrue to the benefit of the policyholders. The Company received variable contract premiums of $467,142, $533,536 and $489,243 in 1995, 1994 and 1993, respectively. All variable account contracts are subject to discretionary withdrawal by the policyholder at the market value of the underlying assets less the current surrender charge.

RECLASSIFICATIONS

Certain reclassifications have been made to the 1994 and 1993 financial statements to conform to the 1995 presentation.

2.  FAIR VALUES OF FINANCIAL INSTRUMENTS

Statement of Financial Accounting Standards No. 107, "Disclosures about Fair Value of Financial Instruments", requires disclosure of fair value information about financial instruments, whether or not recognized in the statutory-basis balance sheet, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the

                   Western Reserve Life Assurance Co. of Ohio

                             (Dollars in thousands)

2.  FAIR VALUES OF FINANCIAL INSTRUMENTS (CONTINUED)

discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparisons to independent markets and, in many cases, could not be realized in immediate settlement of the instrument. Statement of Financial Accounting Standards No. 107 excludes certain financial instruments and all nonfinancial instruments from its disclosure requirements and allows companies to forego the disclosures when those estimates can only be made at excessive cost. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

   CASH, CASH EQUIVALENTS, AND SHORT-TERM INVESTMENTS: The carrying amounts reported in the statutory-basis balance sheet for these instruments approximate their fair values.

   INVESTMENT SECURITIES: Fair values for fixed maturity securities (including redeemable preferred stocks) are based on quoted market prices, where available. For fixed maturity securities not actively traded, fair values are estimated using values obtained from independent pricing services or (in the case of private placements) are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments. The fair values for equity securities are based on quoted market prices and are recognized in the statutory-basis balance sheet.

   MORTGAGE LOANS AND POLICY LOANS: The fair values for mortgage loans are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans. The fair value of policy loans are assumed to equal their carrying value.

   INVESTMENT CONTRACTS: Fair values for the Company's liabilities under investment-type insurance contracts are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

Fair values for the Company's insurance contracts other than investment contracts are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

                   Western Reserve Life Assurance Co. of Ohio

                             (Dollars in thousands)

2.  FAIR VALUES OF FINANCIAL INSTRUMENTS (CONTINUED)

The following sets forth a comparison of the fair values and carrying values of the Company's financial instruments subject to the provisions of Statement of Financial Accounting Standards No. 107:

                                                                    DECEMBER 31
                                                        1995                            1994
                                           ----------------------------    -------------------------------
                                           CARRYING VALUE    FAIR VALUE    CARRYING VALUE   FAIR VALUE
                                           ---------------------------------------------------------------
   ADMITTED ASSETS
   Bonds                                    $   452,474     $   479,656     $   423,758     $   414,541
   Stocks                                           834             834           2,555           2,555
   Mortgage loans on real estate                  6,181           6,536           9,539           7,915
   Policy loans                                  37,125          37,125          27,520          27,520
   Cash and short-term investments                4,999           4,999          46,722          46,722
   Separate account assets                    2,419,205       2,419,205       1,596,736       1,596,736

   LIABILITIES
   Investment contract liabilities              309,556         279,347         302,890         245,161
   Separate account annuities                 1,930,590       1,930,590       1,316,237       1,316,237


3.  INVESTMENTS

The carrying value and estimated fair value of investments in debt securities are as follows:

                                                               GROSS            GROSS        ESTIMATED
                                              CARRYING       UNREALIZED      UNREALIZED         FAIR
                                               VALUE           GAINS           LOSSES          VALUE
                                           ---------------------------------------------------------------
   DECEMBER 31, 1995
   Bonds:
     United States Government and agencies    $  11,611     $       64            $129        $  11,546
     State, municipal and other government       15,079            940               -           16,019
     Public utilities                            16,143          1,425               -           17,568
     Industrial and miscellaneous               219,764         17,444             550          236,658
     Mortgage-backed securities                 189,877          8,228             240          197,865
                                           ---------------------------------------------------------------
   Total bonds                                 $452,474        $28,101            $919         $479,656
                                           ===============================================================

                   Western Reserve Life Assurance Co. of Ohio

                             (Dollars in thousands)

3.  INVESTMENTS (CONTINUED)

                                                               GROSS            GROSS        ESTIMATED
                                              CARRYING       UNREALIZED      UNREALIZED         FAIR
                                               VALUE           GAINS           LOSSES          VALUE
                                           ---------------------------------------------------------------
   DECEMBER 31, 1994
   Bonds:
     United States Government and agencies    $  11,277     $       17        $  1,048        $  10,246
     State, municipal and other government       13,117              -             423           12,694
     Public utilities                            13,296             75             432           12,939
     Industrial and miscellaneous               238,389          3,668           7,543          234,514
     Mortgage-backed securities                 147,679          1,597           5,128          144,148
                                           ---------------------------------------------------------------
   Total bonds                                  423,758          5,357          14,574          414,541

   Preferred stock                                   14              -               -               14
                                           ---------------------------------------------------------------
                                               $423,772       $  5,357         $14,574         $414,555
                                           ===============================================================

Preferred stock required writedowns for the securities not in good standing to fair values of $64 in 1994.

The carrying value and fair value of bonds at December 31, 1995 by contractual maturity are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without penalties.

                                                                  ESTIMATED
                                                   CARRYING          FAIR
                                                     VALUE          VALUE
                                                 -------------------------------

   Due in one year or less                         $  23,820        $  23,842
   Due one through five years                        109,362          114,336
   Due five through ten years                         91,534          101,034
   Due after ten years                                37,881           42,579
                                                 -------------------------------
                                                     262,597          281,791
   Mortgage and other asset backed securities        189,877          197,865
                                                 -------------------------------
                                                    $452,474         $479,656
                                                 ===============================

                   Western Reserve Life Assurance Co. of Ohio

                             (Dollars in thousands)

3.  INVESTMENTS (CONTINUED)

A detail of net investment income is presented below:

                                              YEAR ENDED DECEMBER 31
                                          1995         1994          1993
                                      ----------------------------------------

   Interest on bonds                     $38,047      $37,318       $43,744
   Dividends on equity investments            30          700         1,533
   Interest on mortgage loans                573          616           832
   Interest on policy loans                2,353        1,830         1,465
   Other investment income                 1,919        1,802         1,010
                                      ----------------------------------------
   Gross investment income                42,922       42,266        48,584

   Investment expenses                    (2,031)      (2,127)       (2,387)
                                      ----------------------------------------
   Net investment income                 $40,891      $40,139       $46,197
                                      ========================================

Proceeds from sales and maturities of debt securities and related gross realized gains and losses were as follows:

                                              YEAR ENDED DECEMBER 31
                                          1995         1994          1993
                                      ----------------------------------------
   Proceeds                             $108,554      $99,241      $203,547
                                      ========================================

   Gross realized gains                 $  1,631      $ 2,019      $  7,584
   Gross realized losses                   1,346        1,362           703
                                      ----------------------------------------
   Net realized gains                   $    285      $   657      $  6,881
                                      ========================================

At December 31, 1995, bonds with an aggregate carrying value of $4,483 were on deposit with certain state regulatory authorities or were restrictively held in bank custodial accounts for benefit of such state regulatory authorities, as required by statute.

                   Western Reserve Life Assurance Co. of Ohio

                             (Dollars in thousands)

3.  INVESTMENTS (CONTINUED)

Realized investment gains (losses) and changes in unrealized gains (losses) for investments are summarized below:

                                                                            REALIZED
                                                      -----------------------------------------------------
                                                                     YEAR ENDED DECEMBER 31
                                                            1995              1994             1993
                                                      -----------------------------------------------------
   Debt securities                                        $    285          $    657           $6,881
   Equity securities                                             -            (1,579)               -
   Mortgage loans                                           (1,409)                -                -
   Real estate                                                   -                 -              (37)
                                                      -----------------------------------------------------
                                                            (1,124)             (922)           6,844

   Tax effect                                                    -               225             (226)
   Transfer to interest maintenance reserve                   (554)             (436)          (4,270)
                                                      -----------------------------------------------------
   Net realized gains (losses)                             $(1,678)          $(1,133)          $2,348
                                                      =====================================================

                                                                               UNREALIZED
                                                               --------------------------------------------
                                                                         YEAR ENDED DECEMBER 31
                                                                    1995            1994          1993
                                                               --------------------------------------------
   Debt securities                                                  $36,399        $(43,354)      $5,598
   Common stock                                                        (236)          1,009        1,581
                                                               --------------------------------------------
   Change in unrealized appreciation (depreciation)                 $36,163        $(42,345)      $7,179
                                                               ============================================

Gross unrealized gains (losses) on common stocks were as follows:

                                                                                UNREALIZED
                                                                 ------------------------------------------
                                                                          YEAR ENDED DECEMBER 31
                                                                      1995           1994         1993
                                                                 ------------------------------------------
 Unrealized gains                                                      $361           $597       $ 1,045
 Unrealized losses                                                        -              -         1,457
                                                                 ------------------------------------------
 Net unrealized gains (losses)                                         $361           $597       $  (412)
                                                                 ==========================================

The Company issued no mortgage loans during 1995. The maximum percentage of any one mortgage loan to the value of the underlying real estate at origination was 73%. The Company requires all mortgagees to carry fire insurance equal to the value of the underlying property.

                   Western Reserve Life Assurance Co. of Ohio

                             (Dollars in thousands)

3.  INVESTMENTS (CONTINUED)

During 1995, 1994 and 1993, no mortgage loans were foreclosed and transferred to real estate. During 1994, a mortgage loan loss reserve of $1,033 was established. This reserve was released in 1995 coincident with the loss recognition of $1,409 on a loan payoff.

At December 31, 1995, the Company had no investments (excluding U. S. Government guaranteed or insured issues) which individually represented more than ten percent of capital and surplus and the asset valuation reserve.

4.  REINSURANCE

The Company reinsures portions of certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligations under the reinsurance treaty.

                                 1995              1994             1993
                           -----------------------------------------------------
   Direct premiums               $570,413          $600,608          $556,641
   Reinsurance assumed              1,569             1,232             1,015
   Reinsurance ceded               (2,084)           (1,708)           (1,287)
                           -----------------------------------------------------
   Net premiums earned           $569,898          $600,132          $556,369
                           =====================================================

The Company received reinsurance recoveries in the amount of $512, $1,146 and $1,135 during 1995, 1994 and 1993, respectively. At December 31, 1995 and 1994, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $2 and $85, respectively. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 1995 and 1994 of $848 and $807, respectively.

                   Western Reserve Life Assurance Co. of Ohio

                             (Dollars in thousands)

5.  INCOME TAXES

Federal income tax expense differs from the amount computed by applying the statutory federal income tax rate to gain from operations before taxes and realized capital gains (losses) for the following reasons:

                                                         1995           1994         1993
                                                    ------------------------------------------
   Computed tax at federal statutory rate (35%)          $5,096         $1,190       $2,368
   Purchase accounting tax adjustments                        -              -         (424)
   Deferred acquisition costs - tax basis                 4,241          4,043        3,395
   Tax reserve valuation                                    (49)        (1,353)        (817)
   Investment income differences                             85           (109)        (192)
   Amortization of IMR                                     (309)          (254)        (216)
   Other, net                                              (147)          (111)          92
                                                    ------------------------------------------
   Federal income tax expense                            $8,917         $3,406       $4,206
                                                    ==========================================

Prior to 1984, as provided for under the Life Insurance Company Tax Act of 1959, a portion of statutory income was not subject to current taxation, but was accumulated for income tax purposes in a memorandum account referred to as the policyholders' surplus account. No federal income taxes have been provided for in the financial statements on income deferred in the policyholders' surplus account ($293 at December 31, 1995). To the extent dividends are paid from the amount accumulated in the policyholders' surplus account, net earnings would be reduced by the amount of tax required to be paid. Should the entire amount in the policyholders' surplus account become taxable, the tax thereon computed at current rates would amount to approximately $103.

In 1995, the Company reached a final settlement with the Internal Revenue Service for 1987 through 1993 resulting in taxes of $1,275 and interest of $120 (net of $65 tax effect). The assessment was charged to surplus as a prior period adjustment.

During 1994, the Company settled tax years 1980 through 1986 with the Internal Revenue Service. The agreed upon settlement totaled $2.26 million in taxes and interest. The Company's former parent company, Kansas City Southern Industries, is principally liable for reimbursing this amount to the Company under the terms of an indemnification agreement made coincident with the sale of the Company. A charge to surplus of $1.8 million was made as a prior period adjustment related to this assessment.

                   Western Reserve Life Assurance Co. of Ohio

                             (Dollars in thousands)

6.  POLICY AND CONTRACT ATTRIBUTES

Participating life insurance policies are issued by the Company which entitle policyholders to a share in the earnings of the participating policies, provided that a dividend distribution, which is determined annually based on mortality and persistency experience of the participating policies, is authorized by the Company. Participating insurance constituted approximately 7.7% and 8.2% of life insurance in force at December 31, 1995 and 1994, respectively.

A portion of the Company's policy reserves and other policyholders' funds relate to liabilities established on a variety of the Company's products that are not subject to significant mortality or morbidity risk; however, there may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics are summarized as follows:

                                                                      DECEMBER 31
                                                          1995                            1994
                                               ----------------------------    ---------------------------
                                                                  PERCENT                        PERCENT
                                                    AMOUNT       OF TOTAL          AMOUNT       OF TOTAL
                                               ----------------------------    ---------------------------
   Subject to discretionary withdrawal with
     market value adjustment                    $     13,422          1%         $     12,345       1%
   Subject to discretionary withdrawal at
     book value less surrender charge                 60,970          3                73,733       4
   Subject to discretionary withdrawal at
     market value                                  1,930,590         85             1,316,237      81
   Subject to discretionary withdrawal at
     book value (minimal or no charges or
     adjustments)                                    227,549         10               207,779      13
   Not subject to discretionary withdrawal
     provision                                        20,034          1                22,788       1
                                               ----------------------------    ---------------------------
                                                   2,252,565        100%            1,632,882     100%
                                                                 ==========                     ==========

   Less reinsurance ceded                                  -                                -
                                               -----------------               ----------------
   Total policy reserves on annuities and
     deposit fund liabilities                     $2,252,565                       $1,632,882
                                               =================               ================

Reserves on the Company's traditional life products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policy's paid-through date to the policy's next anniversary date. At December 31, 1995 and 1994, these assets (which are reported as premiums deferred and uncollected) and the amounts of the related gross premiums and loadings, are as follows:

                   Western Reserve Life Assurance Co. of Ohio

                             (Dollars in thousands)

6.  POLICY AND CONTRACT ATTRIBUTES (CONTINUED)

                                            GROSS         LOADING        NET
                                         ------------- -------------- ----------
   DECEMBER 31, 1995
   Ordinary direct first year business     $     47         $  17      $     30
   Ordinary direct renewal business           1,707           229         1,478
   Group life direct business                   379             -           379
   Reinsurance ceded                           (100)            -          (100)
                                         ------------- -------------- ----------
                                             $2,033          $246        $1,787
                                         ============= ============== ==========

   DECEMBER 31, 1994
   Ordinary direct first year business     $     46         $  17      $     29
   Ordinary direct renewal business           1,649           252         1,397
   Group life direct business                   362             -           362
   Reinsurance ceded                            (25)            -           (25)
                                         ------------- -------------- ----------
                                             $2,032          $269        $1,763
                                         ============= ============== ==========

At December 31, 1995 and 1994, the Company had insurance in force aggregating $2,374 and $3,403, respectively, in which the gross premiums are less than the net premiums required by the standard valuation standards established by the Insurance Department of the State of Ohio. The Company established policy reserves of $32 and $40 to cover these deficiencies at December 31, 1995 and 1994, respectively.

In 1994, the NAIC enacted a guideline to clarify reserving methodologies for contracts that require immediate payment of claims upon proof of death of the insured. Companies were allowed to grade the effects of the change in reserving methodologies over five years. A direct charge to surplus of $3,496 and $450 was made for the years ended December 31, 1995 and 1994, respectively, related to the change in reserve methodology.

7.  DIVIDEND RESTRICTIONS

Generally, an insurance company's ability to pay dividends is limited to the amount that their net assets, as determined in accordance with statutory accounting practices, exceed minimum statutory capital requirements. However, payment of such amounts as dividends may be subject to approval by regulatory authorities. The maximum dividend payout which may be made without prior approval in 1996 is approximately $9,644.

                   Western Reserve Life Assurance Co. of Ohio

                             (Dollars in thousands)

8.  RETIREMENT AND COMPENSATION PLANS

The Company's employees participate in a qualified benefit plan sponsored by AEGON. The Company has no legal obligation for the plan. The Company recognizes pension expense equal to its allocation from AEGON. The pension expense is allocated among the participating companies based on the FASB Statement No. 87 expense as a percent of salaries. The benefits are based on years of service and the employee's compensation during the highest five consecutive years of employment. Pension expense aggregated $505, $397 and $249 for the years ended December 31, 1995, 1994 and 1993, respectively. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974.

The Company's employees also participate in a contributory defined contribution plan sponsored by AEGON which is qualified under Section 401(k) of the Internal Revenue Service Code. Employees of the Company who customarily work at least 1,000 hours during each calendar year and meet the other eligibility requirements, are participants of the plan. Participants may elect to contribute up to fifteen percent of their salary to the plan. The Company will match an amount up to three percent of the participant's salary. Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974. Pension expense related to this plan was $305, $250 and $176 for the years ended December 31, 1995, 1994 and 1993, respectively.

AEGON sponsors supplemental retirement plans to provide the Company's senior management with benefits in excess of normal pension benefits. The plans are noncontributory and benefits are based on years of service and the employee's compensation level. The plans are unfunded and nonqualified under the Internal Revenue Code. In addition, AEGON has established incentive deferred compensation plans for certain key employees of the Company. AEGON also sponsors an employee stock option plan for individuals employed at least three years and a stock purchase plan for its producers, with the participating affiliated companies establishing their own eligibility criteria, producer contribution limits and company matching formula. These plans have been accrued or funded as deemed appropriate by management of AEGON and the Company.

                   Western Reserve Life Assurance Co. of Ohio

                             (Dollars in thousands)

8.  RETIREMENT AND COMPENSATION PLANS (CONTINUED)

In addition to pension benefits, the Company participates in plans sponsored by AEGON that provide postretirement medical, dental and life insurance benefits to employees meeting certain eligibility requirements. Portions of the medical and dental plans are contributory. The expenses of the postretirement plans calculated on the pay-as-you-go basis are charged to affiliates in accordance with an intercompany cost sharing arrangement. The Company expensed $86, $70 and $0 for the years ended December 31, 1995, 1994 and 1993, respectively.

9.  RELATED PARTY TRANSACTIONS

The Company shares certain officers, employees and general expenses with affiliated companies.

The Company receives investment advisory and management services from certain affiliates. During 1995, 1994 and 1993, the Company paid $8,825, $7,497 and $4,583, respectively, for such services, which approximates their costs to the affiliates. The Company provides office space, marketing and administrative services to certain affiliates. During 1995, 1994 and 1993, the Company received $4,545, $3,261 and $1,900, respectively, for such services, which approximates their cost. The Company had a receivable (payable) with affiliates of $3,625 and $(674) at December 31, 1995 and 1994, respectively.

The Company paid a cash dividend to its immediate parent, First AUSA Life Insurance Company, of $5,600 in 1993, and during 1994 received capital contributions of $45,000.

The Company has an agreement with an affiliate through which net agents debit balances are sold for cash. The net non-admitted assets sold during 1995, 1994 and 1993 aggregated $5,887, $3,553 and $4,555, respectively.

At December 31, 1995, the Company has a $6,500 short-term note receivable from an affiliate. Interest on this note accrues at 5.82%.

                   Western Reserve Life Assurance Co. of Ohio

                             (Dollars in thousands)

10.  COMMITMENTS AND CONTINGENCIES

The Company is a party to legal proceedings incidental to its business. Although such litigation sometimes includes substantial demands for compensatory and punitive damages in addition to contract liability, it is management's opinion, after consultation with counsel and a review of available facts, that damages arising from such demands will not be material to the Company's financial position.

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company except where right of offset against other taxes paid is allowed by law; amounts available for future offsets are recorded as an asset on the Company's balance sheet. The future obligation has been based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Association. Potential future obligations for unknown insolvencies are not determinable by the Company. The Company has established a reserve of $4,445 at December 31, 1995 for its estimated share of future guaranty fund assessments related to several post major insurer insolvencies. An asset of $1,319 at December 31, 1995 has been recorded relating to anticipated offsets available for certain state premium taxes to be utilized in future periods. The guaranty fund expense was $1,950, $618 and $329 at December 31, 1995, 1994 and 1993, respectively.

                   Western Reserve Life Assurance Co. of Ohio

                        Summary of Investments Other Than
                         Investments in Related Parties
                             (Dollars in thousands)

                                December 31, 1995

SCHEDULE I
                                                                                            AMOUNT AT WHICH SHOWN
                TYPE OF INVESTMENT                        COST (1)            VALUE          IN THE BALANCE SHEET
------------------------------------------------------------------------------------------------------------------
FIXED MATURITIES
Bonds:
   United States Government and government
     agencies and authorities                              $108,398          $112,590              $108,213
   Foreign governments                                       15,196            16,019                15,079
   Public utilities                                          16,179            17,568                16,143
   All other corporate bonds                                315,676           333,479               313,039
                                                   ---------------------------------------------------------------
Total fixed maturities                                      455,449           479,656               452,474

EQUITY SECURITIES
Common stocks:
   Industrial, miscellaneous and all other                      473               834                   834
                                                   ---------------------------------------------------------------
Total equity securities                                         473               834                   834

Mortgage loans on real estate                                 6,181             6,536                 6,181
Real estate                                                   5,121             5,121                 5,121
Policy loans                                                 37,125            37,125                37,125
Cash and short-term investments                               4,999             4,999                 4,999
                                                   ---------------------------------------------------------------
Total investments                                          $509,348          $534,271              $506,734
                                                   ===============================================================

(1) Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual of discounts. Real estate is net of accumulated depreciation.

                                Western Reserve Life Assurance Co. of Ohio

                                   Supplementary Insurance Information
                                          (Dollars in thousands)

SCHEDULE III

                                                        FUTURE POLICY                           POLICY AND
                                                        BENEFITS AND          UNEARNED           CONTRACT
                                                          EXPENSES            PREMIUMS          LIABILITIES
                                                     ----------------------------------------------------------
YEAR ENDED DECEMBER 31, 1995
Individual life                                            $  65,259             $41                $5,811
Group life and health                                          7,904               -                   701
Annuity                                                      319,353               -                   100
                                                     ----------------------------------------------------------
                                                           $ 392,516             $41                $6,612
                                                     ==========================================================

YEAR ENDED DECEMBER 31, 1994
Individual life                                            $  77,366             $52                $4,501
Group life                                                     7,323               -                   481
Annuity                                                      314,124               -                   137
                                                     ----------------------------------------------------------
                                                           $ 398,813             $52                $5,119
                                                     ==========================================================

YEAR ENDED DECEMBER 31, 1993
Individual life                                            $  78,371             $56                $2,757
Group life                                                    17,380               -                   488
Annuity                                                      392,714               -                   763
                                                     ----------------------------------------------------------
                                                           $ 488,465             $56                $4,008
                                                     ==========================================================

                                       83

                         NET INVESTMENT       BENEFITS AND       OTHER OPERATING
     PREMIUM REVENUE         INCOME          CLAIMS EXPENSES         EXPENSES         PREMIUMS WRITTEN
   ------------------------------------------------------------------------------------------------------

          $188,143           $  9,470            $  36,066           $  83,675             $  99,115
             3,365              1,054                2,217                 946                   780
           378,390             30,367              205,375              44,447               342,949
   ------------------------------------------------------------------------------------------------------
          $569,898           $ 40,891            $ 243,658           $ 129,068             $ 442,844
   ======================================================================================================


          $147,282           $ 10,146            $  29,272           $  71,807             $  89,467
             3,709                372                1,754               1,329                 1,846
           449,141             29,621              199,485              44,063               421,176
   ------------------------------------------------------------------------------------------------------
          $600,132           $ 40,139            $ 230,511           $ 117,199             $ 512,489
   ======================================================================================================


          $101,621           $ 10,943            $  24,086           $  52,514             $  62,600
             5,387                201                1,293               1,104                 4,063
           449,361             35,053               86,406              37,740               419,037
   ------------------------------------------------------------------------------------------------------
          $556,369           $ 46,197            $ 111,785           $  91,358             $ 485,700
   ======================================================================================================

                   Western Reserve Life Assurance Co. of Ohio

                                   Reinsurance
                             (Dollars in thousands)

SCHEDULE IV

                                                                  ASSUMED FROM                      PERCENTAGE OF
                                                 CEDED TO OTHER      OTHER              NET        AMOUNT ASSUMED
                                GROSS AMOUNT       COMPANIES       COMPANIES          AMOUNT           TO NET
                              -------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 1995
Life insurance in force            $21,057,581       $1,365,119     $        -      $19,692,462           0.0%
                              =====================================================================================

Premiums:
   Individual life                 $   189,870       $    1,727     $        -      $   188,143           0.0%
   Group life and health                 2,153              357          1,569            3,365          46.6
   Annuity                             378,390                -              -          378,390           0.0
                              -------------------------------------------------------------------------------------
                                   $   570,413       $    2,084     $    1,569      $   569,898           0.2%
                              =====================================================================================

YEAR ENDED DECEMBER 31, 1994
Life insurance in force            $14,321,386       $1,090,845     $1,271,402      $14,501,943           8.8%
                              =====================================================================================

Premiums:
   Individual life                 $   148,766       $    1,484     $        -      $   147,282           0.0%
   Group life                            2,701              224          1,232            3,709          33.0
   Annuity                             449,141                -              -          449,141           0.0
                              -------------------------------------------------------------------------------------
                                   $   600,608       $    1,708     $    1,232      $   600,132           0.4%
                              =====================================================================================

YEAR ENDED DECEMBER 31, 1993
Life insurance in force            $ 9,881,904       $  851,042     $1,009,201      $10,040,063          10.1%
                              =====================================================================================

Premiums:
   Individual life                 $   102,817       $    1,196     $        -      $   101,621           0.0%
   Group life                            4,463               91          1,015            5,387          18.8
   Annuity                             449,361                -              -          449,361           0.0
                              -------------------------------------------------------------------------------------
                                   $   556,641       $    1,287     $    1,015      $   556,369           0.2%
                              =====================================================================================

                                       85